UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-21852
COLUMBIA FUNDS SERIES TRUST II
(Exact name of registrant as specified in charter)
50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
(Address of principal executive offices)                 (Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474
(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: November 30
Date of reporting period: May 31, 2011

Item 1. Reports to Stockholders.
Semiannual Report

Semiannual Report

Columbia
AMT-Free Tax-Exempt Bond Fund

Semiannual Report for the Period Ended
May 31, 2011

Columbia AMT-Free Tax-Exempt Bond Fund seeks to provide shareholders with as much current income exempt from federal income taxes as possible with only modest risk to the shareholder’s investments.

 Not FDIC insured - No bank guarantee - May lose value

Your Fund at a Glance	3

Fund Expenses Example	7

Portfolio of Investments	9

Statement of Assets and Liabilities	24

Statement of Operations	26

Statement of Changes in Net Assets	27

Financial Highlights	29

Notes to Financial Statements	34

Proxy Voting	47

Results of Meeting of Shareholders	47

See the Fund’s prospectus for risks associated with investing in the Fund.

2  COLUMBIA AMT-FREE TAX-EXEMPT BOND FUND — 2011 SEMIANNUAL REPORT

Your Fund at a Glance
(Unaudited)

FUND SUMMARY

>	Columbia AMT-Free Tax-Exempt Bond Fund (the Fund) Class A Shares gained 1.54% (excluding sales charge) for the six months ended May 31, 2011.

>	The Fund underperformed the Barclays Capital Municipal Bond Index, which advanced 2.04% for the six months.

>	The Fund underperformed the Barclays Capital 3 Plus Year Municipal Bond Index, which rose 2.17% for the same six-month period.

>	The Fund outperformed its peer group, represented by the Lipper General Municipal Debt Funds Index, which increased 1.42% for the same time frame.

ANNUALIZED TOTAL RETURNS (for period ended May 31, 2011)

	6 months*	1 year	3 years	5 years	10 years
Columbia AMT-Free Tax-Exempt Bond Fund Class A (excluding sales charge)	+1.54%	+2.72%	+4.17%	+3.75%	+3.95%

Barclays Capital Municipal Bond Index(1) (unmanaged)	+2.04%	+3.18%	+5.06%	+4.78%	+5.02%

Barclays Capital 3 Plus Year Municipal Bond Index(2) (unmanaged)	+2.17%	+3.39%	+5.34%	+4.93%	+5.24%

Lipper General Municipal Debt Funds Index(3) (unmanaged)	+1.42%	+2.08%	+4.00%	+3.65%	+4.32%

*	Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the

COLUMBIA AMT-FREE TAX-EXEMPT BOND FUND — 2011 SEMIANNUAL REPORT  3

Your Fund at a Glance (continued)

Fund’s returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

(1)	The Barclays Capital Municipal Bond Index, an unmanaged index, is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. The index reflects reinvestment of all distributions and changed in market prices.
(2)	The Barclays Capital Municipal Bond 3 Plus Year Index, an unmanaged index, is a market value-weighted index of investment-grade fixed-rate municipal bonds with maturities of three years or more. The index reflects reinvestment of all distributions and changes in market prices.
(3)	The Lipper General Municipal Debt Funds Index includes the 30 largest municipal debt funds tracked by Lipper Inc. The index’s returns include net reinvested dividends.

Effective May 31, 2011, the Fund compares its performance to that of the Barclays Capital Municipal Bond Index (the New Index), an unmanaged index representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. The New Index replaces the Barclays Capital 3 Plus Year Municipal Bond Index (the Former Index). The Fund’s investment manager recommended that the Fund replace the Former Index with the New Index because it believes the New Index better represents the Fund’s investible universe the investment strategy. Information on both indexes will be included for a one year transition period. After the one year transition period, only the New Index will be included.

4  COLUMBIA AMT-FREE TAX-EXEMPT BOND FUND — 2011 SEMIANNUAL REPORT

AVERAGE ANNUAL TOTAL RETURNS

at May 31, 2011
						Since
Without sales charge	6 months*	1 year	3 years	5 years	10 years	inception**
Class A (inception 11/24/76)	+1.54%	+2.72%	+4.17%	+3.75%	+3.95%	N/A

Class B (inception 3/20/95)	+1.17%	+1.68%	+3.39%	+2.98%	+3.17%	N/A

Class C (inception 6/26/00)	+1.17%	+1.68%	+3.30%	+2.93%	+3.17%	N/A

Class Z (inception 9/27/10)	+1.68%	N/A	N/A	N/A	N/A	-1.46%*

With sales charge
Class A (inception 11/24/76)	-3.37%	-2.20%	+2.46%	+2.75%	+3.45%	N/A

Class B (inception 3/20/95)	-3.79%	-3.22%	+2.45%	+2.63%	+3.17%	N/A

Class C (inception 6/26/00)	+0.18%	+0.71%	+3.30%	+2.93%	+3.17%	N/A

The “Without sales charge” returns for Class A, Class B and Class C shares do not include applicable initial or contingent deferred sales charges. If included, returns would be lower than those shown. The “With sales charge” returns for Class A, Class B and Class C shares include: the maximum initial sales charge of 4.75% for Class A shares; the applicable contingent deferred sales charge (CDSC) for Class B shares (applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter); and a 1% CDSC for Class C shares sold within one year after purchase. The Fund’s Class Z shares are not subject to sales charges and have limited eligibility. See the Fund’s prospectus for details.

*	Not annualized.
**	For classes with less than 10 years performance.

COLUMBIA AMT-FREE TAX-EXEMPT BOND FUND — 2011 SEMIANNUAL REPORT  5

Your Fund at a Glance (continued)

TOP TEN STATES(1) (at May 31, 2011)

California	15.0%

Illinois	12.2

Massachusetts	5.6

Washington	5.1

Georgia	5.0

New York	4.6

Minnesota	4.6

Louisiana	4.5

Wisconsin	4.2

Missouri	4.2

(1)	Percentages indicated are based upon total investments (excluding Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

QUALITY BREAKDOWN(1) (at May 31, 2011)

AAA rating	17.0%

AA rating	17.7

A rating	34.3

BBB rating	22.1

Non-investment grade	4.7

Non-rated	4.2

(1)	Percentages indicated are based upon total fixed income securities (excluding Cash & Cash Equivalents).

Ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor’s rating is used to determine the credit quality of a security. Standard and Poor’s rates the creditworthiness of municipal bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor’s doesn’t rate a security, then Moody’s rating is used. Columbia Management Investment Advisers, LLC (the Investment Manager) rates a security using an internal rating system when Moody’s doesn’t provide a rating. Ratings for 2.7% of the bond portfolio assets were determined through internal analysis.

6  COLUMBIA AMT-FREE TAX-EXEMPT BOND FUND — 2011 SEMIANNUAL REPORT

Fund Expenses Example
(Unaudited)

As a shareholder of the Fund, you incur, depending on the share class, two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments; and (ii) ongoing costs, which may include management fees; distribution and service (Rule 12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund’s indirect expense from investing in the acquired funds is based on the Fund’s pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund’s most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period indicated and held until May 31, 2011.

Actual Expenses
The first line of the table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during the period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

COLUMBIA AMT-FREE TAX-EXEMPT BOND FUND — 2011 SEMIANNUAL REPORT  7

Fund Expenses Example (continued)

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During	Annualized
	Dec. 1, 2010	May 31, 2011	the Period(a)	Expense Ratio(b)
Class A

Actual(c)	$1,000	$1,015.40	$4.07	.81%

Hypothetical (5% return before expenses)	$1,000	$1,020.89	$4.08	.81%

Class B

Actual(c)	$1,000	$1,011.70	$7.82	1.56%

Hypothetical (5% return before expenses)	$1,000	$1,017.15	$7.85	1.56%

Class C

Actual(c)	$1,000	$1,011.70	$7.82	1.56%

Hypothetical (5% return before expenses)	$1,000	$1,017.15	$7.85	1.56%

Class Z

Actual(c)	$1,000	$1,016.80	$2.77	.55%

Hypothetical (5% return before expenses)	$1,000	$1,022.19	$2.77	.55%

(a)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b)	Annualized expense ratios include interest and fee expense related to the Fund’s participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund’s net assets, net asset value per share, total return or net investment income. The ratios excluding interest and fee expense were 0.79% for Class A, 1.54% for Class B, 1.54% for Class C and 0.53% for Class Z.
(c)	Based on the actual return for the six months ended May 31, 2011: +1.54% for Class A, +1.17% for Class B, +1.17% for Class C and +1.68% for Class Z.

8  COLUMBIA AMT-FREE TAX-EXEMPT BOND FUND — 2011 SEMIANNUAL REPORT

Portfolio of Investments
Columbia AMT-Free Tax-Exempt Bond Fund
May 31, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issue	Coupon	Principal
Description	Rate	Amount	Value

Municipal Bonds 95.0%

ALABAMA 0.4%
County of Jefferson Revenue Bonds Series 2004A
01/01/23	5.250%	$1,500,000	$1,321,065
Selma Industrial Development Board Revenue Bonds Gulf Opportunity Zone-International Paper Series 2010
05/01/34	5.800%	1,100,000	1,099,934

Total			2,420,999

ARIZONA 1.3%
Arizona Health Facilities Authority Revenue Bonds Banner Health Series 2008D
01/01/32	5.375%	1,900,000	1,896,390
Maricopa County Pollution Control Corp. Refunding Revenue Bonds Southern California Edison Co. Series 2000B-RMKT
06/01/35	5.000%	2,225,000	2,209,625
Queen Creek Improvement District No. 1 Special Assessment Bonds Series 2006
01/01/19	5.000%	755,000	755,589
01/01/20	5.000%	580,000	580,296
01/01/21	5.000%	1,000,000	1,000,280
University Medical Center Corp. Revenue Bonds Series 2009
07/01/39	6.500%	1,000,000	1,016,240

Total			7,458,420

CALIFORNIA 14.6%
Anaheim Public Financing Authority Revenue Bonds Series 2007 (NPFGC)
02/01/33	4.750%	1,655,000	1,635,041
California Health Facilities Financing Authority Prerefunded Revenue Bonds Providence Health Series 2008
10/01/38	6.500%	55,000	71,419
Revenue Bonds Kaiser Permanente Series 2006A
04/01/39	5.250%	1,000,000	927,000
Providence Health & Services Series 2008C
10/01/28	6.250%	500,000	556,080
Unrefunded Revenue Bonds Providence Health Series 2008
10/01/38	6.500%	945,000	1,028,028
California State Public Works Board Refunding Revenue Bonds Various University of California Projects Series 1993A
06/01/14	5.500%	5,600,000	5,929,504
California State University Revenue Bonds Systemwide Series 2009A
11/01/29	5.250%	3,000,000	3,060,210
Fairfield-Suisun Unified School District Unlimited General Obligation Bonds Election of 2002 Series 2004 (NPFGC)
08/01/28	5.500%	3,000,000	3,192,720
Fremont Union High School District Unlimited General Obligation Bonds Election of 2008 Series 2008
08/01/30	4.750%	1,075,000	1,065,583
Golden State Tobacco Securitization Corp. Prerefunded Revenue Bonds Series 2003A-1
06/01/39	6.750%	750,000	840,652
Lakeside Union School District San Diego County Unlimited General Obligation Bonds Series 2009
08/01/33	5.000%	1,250,000	1,286,212
Los Angeles Unified School District Unlimited General Obligation Bonds Series 2009I
07/01/24	5.000%	1,900,000	2,028,041
07/01/29	5.000%	1,200,000	1,231,236

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA AMT-FREE TAX-EXEMPT BOND FUND — 2011 SEMIANNUAL REPORT  9

Portfolio of Investments (continued)

Issue	Coupon	Principal
Description	Rate	Amount	Value

Municipal Bonds (continued)
CALIFORNIA (cont.)
Rowland Water District Certificate of Participation Recycled Water Project Series 2008
12/01/39	6.250%	$1,500,000	$1,591,065
San Diego Public Facilities Financing Authority Revenue Bonds Senior Series 2009A
05/15/34	5.250%	1,500,000	1,544,160
San Francisco City & County Redevelopment Agency Tax Allocation Bonds Mission Bay South Redevelopment Series 2009D
08/01/31	6.500%	500,000	492,225
San Joaquin Hills Transportation Corridor Agency Revenue Bonds Senior Lien Series 1993
01/01/33	5.000%	6,000,000	4,307,640
Santee Community Development Commission Tax Allocation Bonds
Santee Community Redevelopment Project Series 2011A
08/01/41	7.000%	2,000,000	2,063,460
State of California Unlimited General Obligation Bonds Various Purpose Series 2005
06/01/35	4.750%	7,500,000	7,001,325
Series 2007
12/01/32	5.000%	2,000,000	1,992,180
06/01/37	5.000%	1,235,000	1,193,171
12/01/37	5.000%	3,000,000	2,897,490
Series 2009
04/01/31	5.750%	15,000,000	16,071,900
Series 2010
03/01/30	5.250%	1,000,000	1,027,450
03/01/33	6.000%	5,625,000	6,118,931
Unlimited General Obligation Refunding Bonds Series 2007
08/01/30	4.500%	5,550,000	5,081,191
Various Purpose Series 2008
04/01/38	5.000%	3,000,000	2,892,480
Unrefunded Unlimited General Obligation Bonds Series 2004
04/01/29	5.300%	2,000	2,027
Turlock Public Financing Authority Revenue Bonds Series 2008
05/01/32	4.750%	3,405,000	3,321,101
West Covina Community Development Commission Refunding Special Tax Bonds Fashion Plaza Series 1996
09/01/17	6.000%	4,575,000	5,093,256

Total			85,542,778

COLORADO 2.9%
Baptist Road Rural Transportation Authority Revenue Bonds Series 2007
12/01/22	4.950%	1,000,000	708,520
12/01/26	5.000%	500,000	322,910
Colorado Health Facilities Authority Revenue Bonds Evangelical Lutheran Series 2005
06/01/23	5.250%	500,000	506,110
Series 2009A
06/01/38	6.125%	2,750,000	2,737,405
E-470 Public Highway Authority Revenue Bonds Series 2010C
09/01/26	5.375%	10,325,000	9,607,000
North Range Metropolitan District No. 1 Prerefunded 12/15/11 Limited General Obligation Bonds Series 2001
12/15/31	7.250%	1,815,000	1,892,083
North Range Metropolitan District No. 2 Limited Tax General Obligation Bonds Series 2007
12/15/27	5.500%	735,000	635,062
12/15/37	5.500%	820,000	661,715

Total			17,070,805

DISTRICT OF COLUMBIA 0.3%
District of Columbia Water & Sewer Authority Refunding Revenue Bonds Subordinated Lien Series 2008A
10/01/29	5.000%	1,515,000	1,581,978

The accompanying Notes to Financial Statements are an integral part of this statement.

10  COLUMBIA AMT-FREE TAX-EXEMPT BOND FUND — 2011 SEMIANNUAL REPORT

Issue	Coupon	Principal
Description	Rate	Amount	Value

Municipal Bonds (continued)
FLORIDA 3.1%
Brevard County Health Facilities Authority Revenue Bonds Health First, Inc. Project Series 2005
04/01/34	5.000%	$5,685,000	$5,248,051
Broward County School Board Certificate of Participation Series 2003 (NPFGC)
07/01/24	5.000%	3,000,000	3,023,160
Florida Municipal Loan Council Revenue Bonds Capital Appreciation Zero Coupon Series 2000A (NPFGC)(a)
04/01/20	0.000%	4,360,000	2,766,376
Highlands County Health Facilities Authority Prerefunded Revenue Bonds Adventist Health Series 2006C
11/15/36	5.250%	50,000	60,019
Series 2006G
11/15/32	5.125%	105,000	125,352
Palm Beach County Health Facilities Authority Revenue Bonds ACTS Retirement-Life Communities Series 2010
11/15/33	5.500%	7,000,000	6,433,840
Sarasota County Health Facilities Authority Refunding Revenue Bonds Village on the Isle Project Series 2007
01/01/14	5.000%	315,000	321,297

Total			17,978,095

GEORGIA 4.9%
Cherokee County Water & Sewer Authority Unrefunded Revenue Bonds Series 1995 (NPFGC)
08/01/25	5.200%	2,665,000	2,928,275
City of Atlanta Revenue Bonds Series 2001A (NPFGC)
11/01/39	5.000%	1,950,000	1,864,493
DeKalb County Hospital Authority Revenue Bonds DeKalb Medical Center, Inc. Project Series 2010
09/01/40	6.125%	6,250,000	5,851,437
Gainesville & Hall County Hospital Authority Revenue Bonds Northeast Georgia Healthcare Series 2010A
02/15/45	5.500%	7,500,000	7,232,250
Georgia State Road & Tollway Authority Refunding Revenue Bonds Series 2011A
03/01/18	5.000%	5,000,000	5,966,600
State of Georgia Unlimited General Obligation Refunding Bonds Series 2009E
07/01/15	5.000%	4,000,000	4,628,160

Total			28,471,215

HAWAII 0.3%
Hawaii Pacific Health Revenue Bonds Series 2010A
07/01/40	5.500%	1,500,000	1,329,915
Series 2010B
07/01/30	5.625%	280,000	267,534
07/01/40	5.750%	370,000	341,610

Total			1,939,059

ILLINOIS 12.0%
City of Chicago Revenue Bonds Asphalt Operating Services-Recovery Zone Facility Series 2010
12/01/18	6.125%	1,000,000	1,013,620
Third Lien General Series 2011A
01/01/39	5.750%	1,820,000	1,854,798
Illinois Finance Authority Refunding Revenue Bonds Augustana College Series 2003A
10/01/22	5.625%	2,500,000	2,511,400
Swedish Covenant Series 2010A
08/15/38	6.000%	2,475,000	2,369,367
Revenue Bonds Northwestern Memorial Hospital Series 2009A
08/15/30	5.750%	3,000,000	3,159,990
Riverside Health System Series 2009
11/15/35	6.250%	1,000,000	1,032,400

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA AMT-FREE TAX-EXEMPT BOND FUND — 2011 SEMIANNUAL REPORT  11

Portfolio of Investments (continued)

Issue	Coupon	Principal
Description	Rate	Amount	Value

Municipal Bonds (continued)

ILLINOIS (cont.)
Rush University Medical Center Series 2009C
11/01/39	6.625%	$2,150,000	$2,239,053
Sherman Health System Series 2007A
08/01/37	5.500%	7,700,000	6,815,886
Silver Cross & Medical Centers Series 2009
08/15/38	6.875%	10,700,000	10,923,416
University of Chicago Series 2003A
07/01/25	5.250%	6,770,000	7,202,332
Illinois Finance Authority(a) Subordinated Revenue Bonds Regency Zero Coupon Series 1990-RMK Escrowed to Maturity
04/15/20	0.000%	13,745,000	10,437,266
Illinois Finance Authority(b)(c) Revenue Bonds Sedgebrook, Inc. Facility Series 2007A
11/15/12	5.500%	500,000	12,000
Metropolitan Pier & Exposition Authority Revenue Bonds McCormick Place Expansion Series 2002A (NPFGC)
06/15/42	5.250%	4,000,000	3,874,960
Metropolitan Pier & Exposition Authority(a) Revenue Bonds Capital Appreciation Zero Coupon Series 1993A Escrowed to Maturity (FGIC)
06/15/21	0.000%	1,870,000	1,352,291
Railsplitter Tobacco Settlement Authority Revenue Bonds Series 2010
06/01/28	6.000%	5,000,000	5,014,900
Southern Illinois University Revenue Bonds Capital Appreciation Housing & Auxiliary Zero Coupon Series 1999A (NPFGC)(a)
04/01/26	0.000%	4,000,000	1,669,080
State of Illinois Unlimited General Obligation Bonds 1st Series 2001 (AGM)
05/01/26	5.250%	8,500,000	8,501,275

Total			69,984,034

INDIANA 2.1%
Indiana Finance Authority Improvement & Refunding Revenue Bonds U.S. Steel Corp. Series 2010
12/01/26	6.000%	5,000,000	4,984,550
Prerefunded Revenue Bonds Series 1990A
06/01/15	7.250%	735,000	735,000
Refunding Revenue Bonds Sisters of St. Francis Health Series 2008
11/01/32	5.375%	1,000,000	1,017,380
Revenue Bonds Parkview Health System Series 2009A
05/01/31	5.750%	1,000,000	1,023,550
State Revolving Fund Program Series 2006A
02/01/25	5.000%	2,000,000	2,133,560
Indiana Health & Educational Facilities Financing Authority Refunding Revenue Bonds Clarian Health Obligation Group Series 2006B
02/15/33	5.000%	1,050,000	952,970
Revenue Bonds Clarian Health Obligation Group Series 2006A
02/15/36	5.000%	625,000	556,731
Vigo County Hospital Authority Revenue Bonds Union Hospital, Inc. Series 2007(d)
09/01/37	5.700%	1,050,000	841,197

Total			12,244,938

IOWA 0.4%
City of Coralville Tax Allocation Bonds Tax Increment Series 2007C
06/01/39	5.125%	2,425,000	2,240,627

KANSAS 0.5%
Wyandotte County-Kansas City Unified Government Revenue Bonds Capital Appreciation Sales Tax Subordinated Lien Zero Coupon Series 2010(a)
06/01/21	0.000%	5,250,000	2,972,183

The accompanying Notes to Financial Statements are an integral part of this statement.

12  COLUMBIA AMT-FREE TAX-EXEMPT BOND FUND — 2011 SEMIANNUAL REPORT

Issue	Coupon	Principal
Description	Rate	Amount	Value

Municipal Bonds (continued)
KENTUCKY 3.3%
County of Ohio Refunding Revenue Bonds Big Rivers Electric Corp. Project Series 2010A
07/15/31	6.000%	$3,200,000	$3,199,968
Kentucky Economic Development Finance Authority Refunding Revenue Bonds Owensboro Medical Health Series 2010B
03/01/40	6.375%	1,700,000	1,667,955
Revenue Bonds Baptist Healthcare System Series 2009A
08/15/27	5.625%	1,000,000	1,055,280
Kings Daughters Medical Series 2010
02/01/40	5.000%	3,700,000	3,459,611
Louisville Arena Subordinated Series 2008A-1 (AGM)
12/01/33	6.000%	800,000	830,504
Owensboro Medical Health System Series 2010A
03/01/45	6.500%	2,950,000	2,925,692
Louisville/Jefferson County Metropolitan Government Revenue Bonds Jewish Hospital St. Mary’s Healthcare Series 2008
02/01/27	5.750%	6,000,000	6,006,060

Total			19,145,070

LOUISIANA 4.4%
City of New Orleans Unlimited General Obligation Refunding Bonds Capital Appreciation Zero Coupon Series 1991 (AMBAC)(a)
09/01/12	0.000%	6,250,000	6,079,375
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds Westlake Chemical Corp. Series 2010A-2
11/01/35	6.500%	1,750,000	1,792,805
Louisiana State Citizens Property Insurance Corp. Revenue Bonds Series 2006B (AMBAC)
06/01/16	5.000%	1,500,000	1,616,145
New Orleans Aviation Board Revenue Bonds Consolidated Rental Car Series 2009A
01/01/40	6.500%	4,600,000	4,684,962
Tobacco Settlement Financing Corp. Asset-Backed Revenue Bonds Series 2001B
05/15/30	5.500%	5,590,000	5,548,243
05/15/39	5.875%	6,540,000	6,016,080

Total			25,737,610

MARYLAND 1.8%
Maryland Economic Development Corp. Revenue Bonds University of Maryland College Park Projects Series 2008
06/01/33	5.750%	400,000	402,288
Maryland Health & Higher Educational Facilities Authority Revenue Bonds Washington County Hospital Series 2008
01/01/33	5.750%	875,000	826,455
State of Maryland Unlimited General Obligation Bonds State & Local Facilities Loan 2nd Series 2010B
08/01/17	5.000%	7,865,000	9,407,720

Total			10,636,463

MASSACHUSETTS 4.7%
Commonwealth of Massachusetts Limited General Obligation Refunding Bonds Series 2004B
08/01/28	5.250%	2,000,000	2,316,340
Refunding Revenue Bonds Series 2005 (NPFGC/FGIC)
01/01/27	5.500%	1,500,000	1,663,095
01/01/28	5.500%	1,500,000	1,657,200
Massachusetts Bay Transportation Authority Revenue Bonds Senior Series 2005A
07/01/31	5.000%	2,000,000	2,206,920

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA AMT-FREE TAX-EXEMPT BOND FUND — 2011 SEMIANNUAL REPORT  13

Portfolio of Investments (continued)

Issue	Coupon	Principal
Description	Rate	Amount	Value

Municipal Bonds (continued)

MASSACHUSETTS (cont.)
Massachusetts Development Finance Agency Revenue Bonds Boston University Series 1999P
05/15/59	6.000%	$675,000	$701,784
Broad Institute Series 2011A
04/01/37	5.250%	5,000,000	5,049,350
Massachusetts Health & Educational Facilities Authority Prerefunded Revenue Bonds Harvard University Series 2002
07/15/37	5.125%	410,000	432,234
Revenue Bonds Milford Regional Medical Series 2007E
07/15/37	5.000%	2,200,000	1,794,716
Unrefunded Revenue Bonds Harvard University Series 2002
07/15/37	5.125%	1,790,000	1,805,573
Massachusetts State Water Pollution Abatement Refunding Revenue Bonds Pool Program Series 2004A
08/01/16	5.250%	7,900,000	9,420,671
Unrefunded Revenue Bonds Pool Program Series 2004-10
08/01/34	5.000%	570,000	582,170

Total			27,630,053

MICHIGAN 0.8%
City of Detroit Revenue Bonds Senior Lien Series 2003A (NPFGC)
07/01/21	5.000%	1,350,000	1,363,230
Michigan Municipal Bond Authority Revenue Bonds School District City of Detroit Series 2005 (AGM)
06/01/19	5.000%	1,500,000	1,520,550
Troy School District Unlimited General Obligation Bonds School Building & Site Series 2006 (NPFGC) (Qualified School Board Loan Fund)
05/01/24	5.000%	1,600,000	1,663,984

Total			4,547,764

MINNESOTA 4.5%
City of Bloomington Refunding Revenue Bonds Gideon Pond Commons LLC Senior Series 2010
12/01/26	5.750%	2,000,000	1,995,940
City of Minneapolis Revenue Bonds Fairview Health Services Series 2008A
11/15/23	6.375%	1,000,000	1,115,340
11/15/32	6.750%	1,000,000	1,083,840
City of North Oaks Revenue Bonds Presbyterian Homes Series 2007
10/01/47	6.500%	5,000,000	4,798,250
City of St. Louis Park Refunding Revenue Bonds Park Nicollet Health Services Series 2009
07/01/39	5.750%	2,350,000	2,276,750
Revenue Bonds Park Nicollet Health Services Series 2008C
07/01/30	5.750%	800,000	802,256
Minneapolis/St. Paul Housing Finance Board Mortgage-Backed Revenue Bonds City Living Series 2006A-5 (GNMA/FNMA/FHLMC)
04/01/27	5.450%	2,406,683	2,517,511
Minnesota Higher Education Facilities Authority Revenue Bonds Hamline University 7th Series 2011K2
10/01/40	6.000%	2,250,000	2,294,910
Perham Hospital District Revenue Bonds Perham Memorial Hospital & Home Series 2010
03/01/35	6.350%	1,000,000	1,015,960
03/01/40	6.500%	700,000	714,406

The accompanying Notes to Financial Statements are an integral part of this statement.

14  COLUMBIA AMT-FREE TAX-EXEMPT BOND FUND — 2011 SEMIANNUAL REPORT

Issue	Coupon	Principal
Description	Rate	Amount	Value

Municipal Bonds (continued)

MINNESOTA (cont.)
St. Paul Housing & Redevelopment Authority Revenue Bonds HealthPartners Obligation Group Project Series 2006
05/15/22	5.250%	$1,185,000	$1,207,337
05/15/36	5.250%	2,180,000	1,977,587
Healtheast Project Series 2005
11/15/30	6.000%	5,000,000	4,472,800

Total			26,272,887

MISSISSIPPI 0.5%
Mississippi Business Finance Corp. Revenue Bonds Series 2009A
05/01/24	4.700%	1,250,000	1,257,838
Mississippi Home Corp. Revenue Bonds Series 2007E-1 (GNMA/FNMA/FHLMC)
12/01/37	5.850%	1,750,000	1,919,802

Total			3,177,640

MISSOURI 2.9%
Arnold Retail Corridor Transportation Development District Revenue Bonds Series 2010
05/01/38	6.650%	5,000,000	4,754,100
City of Manchester Refunding Tax Allocation Bonds Highway 141/Manchester Road Project Series 2010
11/01/25	6.000%	1,000,000	993,560
City of St. Louis Revenue Bonds Lambert-St. Louis International Series 2009A-1
07/01/34	6.625%	5,000,000	5,204,000
County of Boone Revenue Bonds Boone Hospital Center Series 2008
08/01/38	5.375%	635,000	612,553
Kirkwood Industrial Development Authority Revenue Bonds Aberdeen Heights Series 2010A
05/15/39	8.250%	3,000,000	3,054,780
Missouri Joint Municipal Electric Utility Commission Revenue Bonds Plum Point Project Series 2006 (NPFGC)
01/01/20	5.000%	2,000,000	2,076,140

Total			16,695,133

NEBRASKA 1.3%
Douglas County Hospital Authority No. 2 Refunding Revenue Bonds Health Facilities Children’s Hospital Series 2008
08/15/31	6.125%	2,250,000	2,351,700
Revenue Bonds Health Facilities-Immanuel Obligation Group Series 2010
01/01/40	5.625%	875,000	875,840
Elkhorn School District Unlimited General Obligation Bonds Elkhorn Public Schools Series 2009
06/15/28	6.000%	500,000	522,915
Madison County Hospital Authority No. 1 Revenue Bonds Faith Regional Health Services Project Series 2008A-1
07/01/33	6.000%	3,500,000	3,635,240

Total			7,385,695

NEVADA 1.5%
County of Clark Revenue Bonds Las Vegas-McCarran International Airport Series 2010A
07/01/34	5.125%	4,250,000	4,129,385
Las Vegas Valley Water District Limited General Obligation Bonds Water Improvement Series 2006A (AGM)
06/01/24	5.000%	1,000,000	1,050,040
Truckee Meadows Water Authority Refunding Revenue Bonds Series 2006 (AGM)
07/01/32	4.750%	3,775,000	3,703,841

Total			8,883,266

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA AMT-FREE TAX-EXEMPT BOND FUND — 2011 SEMIANNUAL REPORT  15

Portfolio of Investments (continued)

Issue	Coupon	Principal
Description	Rate	Amount	Value

Municipal Bonds (continued)
NEW HAMPSHIRE 0.8%
New Hampshire Business Finance Authority Revenue Bonds Elliot Hospital Obligation Group Series 2009A
10/01/39	6.125%	$2,750,000	$2,764,850
New Hampshire Health & Education Facilities Authority Revenue Bonds Dartmouth-Hitchcock Series 2009
08/01/38	6.000%	2,000,000	2,118,840

Total			4,883,690

NEW JERSEY 1.0%
New Jersey Economic Development Authority Revenue Bonds Cigarette Tax Series 2004
06/15/18	5.625%	2,525,000	2,525,808
MSU Student Housing Project — Provident Series 2010
06/01/31	5.750%	1,000,000	953,220
Tobacco Settlement Financing Corp. Prerefunded Asset-Backed Revenue Bonds Series 2002
06/01/37	6.000%	2,175,000	2,298,932

Total			5,777,960

NEW MEXICO 0.4%
New Mexico Hospital Equipment Loan Council Revenue Bonds Presbyterian Healthcare Services Series 2008A
08/01/32	6.375%	2,165,000	2,342,270

NEW YORK 4.5%
Brooklyn Arena Local Development Corp. Revenue Bonds Barclays Center Project Series 2009
07/15/30	6.000%	1,500,000	1,483,080
City of New York Unlimited General Obligation Bonds Subordinated Series 2006J-1
06/01/25	5.000%	1,500,000	1,594,950
Metropolitan Transportation Authority Revenue Bonds Series 2006A
11/15/22	5.000%	2,500,000	2,636,575
Series 2009B
11/15/34	5.000%	500,000	508,960
New York City Industrial Development Agency Revenue Bonds Queens Baseball Stadium Pilot Series 2006 (AMBAC)
01/01/23	5.000%	1,000,000	978,460
New York State Dormitory Authority Personal Income Tax Revenue Bonds Education Series 2006C
12/15/31	5.000%	4,250,000	4,420,637
Revenue Bonds Columbia University Series 2007C
07/01/29	5.000%	1,250,000	1,337,762
Consolidated City University System 2nd General Series 1993A
07/01/18	5.750%	5,500,000	6,386,985
New York State Urban Development Corp. Refunding Revenue Bonds Service Contract Series 2008B
01/01/29	4.750%	1,500,000	1,528,860
Port Authority of New York & New Jersey Revenue Bonds JFK International Air Terminal Series 2010
12/01/42	6.000%	5,000,000	4,962,200
Westchester County Healthcare Corp. Revenue Bonds Senior Lien Series 2010C-2
11/01/37	6.125%	650,000	656,208

Total			26,494,677

NORTH CAROLINA 1.3%
City of Charlotte Certificate of Participation Governmental Facilities Projects Series 2003G
06/01/28	5.000%	1,750,000	1,781,290
State of North Carolina Unlimited General Obligation Refunding Bonds Series 2010C
05/01/18	5.000%	5,000,000	5,995,450

Total			7,776,740

The accompanying Notes to Financial Statements are an integral part of this statement.

16  COLUMBIA AMT-FREE TAX-EXEMPT BOND FUND — 2011 SEMIANNUAL REPORT

Issue	Coupon	Principal
Description	Rate	Amount	Value

Municipal Bonds (continued)
NORTH DAKOTA 0.5%
County of Ward Revenue Bonds Trinity Obligated Group Series 2006
07/01/15	5.250%	$625,000	$676,650
07/01/25	5.125%	2,250,000	2,200,253

Total			2,876,903

OHIO 2.1%
Cleveland State University Revenue Bonds Series 2004 (NPFGC/FGIC)
06/01/24	5.250%	1,500,000	1,572,120
County of Lucas Improvement & Refunding Revenue Bonds Lutheran Homes Series 2010A
11/01/35	6.625%	5,000,000	5,011,750
Ohio Higher Educational Facility Commission Revenue Bonds Kenyon College Project Series 2010
07/01/44	5.000%	3,250,000	3,050,418
University Hospital Health Systems Series 2009A
01/15/39	6.750%	2,300,000	2,368,747

Total			12,003,035

OREGON 0.7%
Oregon Health & Science University Revenue Bonds Series 2009A
07/01/39	5.750%	1,500,000	1,567,890
Oregon State Housing & Community Services Department Revenue Bonds Single Family Mortgage Program Series 2003A
07/01/24	4.800%	2,580,000	2,590,165

Total			4,158,055

PENNSYLVANIA 1.6%
Allegheny County Hospital Development Authority Refunding Revenue Bonds Capital Appreciation Magee-Women’s Hospital Project Zero Coupon Series 1992 Escrowed to Maturity (NPFGC/FGIC)(a)
10/01/17	0.000%	5,115,000	4,233,225
Montgomery County Industrial Development Authority Refunding Revenue Bonds ACTS Retirement Communities Series 2006B
11/15/22	5.000%	2,500,000	2,480,150
Northampton County General Purpose Authority Revenue Bonds Saint Luke’s Hospital Project Series 2008A
08/15/28	5.375%	1,000,000	945,710
Pennsylvania Higher Educational Facilities Authority Revenue Bonds Edinboro University Foundation Series 2010
07/01/43	6.000%	750,000	722,108
Philadelphia Municipal Authority Revenue Bonds Lease Series 2009
04/01/34	6.500%	700,000	729,981

Total			9,111,174

PUERTO RICO —%
Puerto Rico Public Buildings Authority Prerefunded Revenue Bonds Government Facilities Series 2004I(e)
07/01/33	5.250%	20,000	22,672

RHODE ISLAND 0.8%
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds Homeownership Opportunity Series 2006-51A
10/01/26	4.650%	2,000,000	2,001,140
04/01/33	4.850%	2,985,000	2,871,242

Total			4,872,382

SOUTH CAROLINA 0.8%
Charleston Educational Excellence Finance Corp. Revenue Bonds Charleston County School District Series 2005
12/01/30	5.250%	2,500,000	2,554,175
Piedmont Municipal Power Agency Refunding Revenue Bonds Electric Series 1991 (NPFGC/FGIC)
01/01/21	6.250%	1,000,000	1,202,350

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA AMT-FREE TAX-EXEMPT BOND FUND — 2011 SEMIANNUAL REPORT  17

Portfolio of Investments (continued)

Issue	Coupon	Principal
Description	Rate	Amount	Value

Municipal Bonds (continued)

SOUTH CAROLINA (cont.)
South Carolina Educational Facilities Authority Revenue Bonds Wofford College Project Series 2008
04/01/38	4.750%	$1,000,000	$894,080

Total			4,650,605

TEXAS 2.1%
Bexar County Health Facilities Development Corp. Revenue Bonds Army Retirement Residence Project Series 2010
07/01/45	6.200%	1,100,000	1,096,832
Capital Area Cultural Education Facilities Finance Corp. Revenue Bonds Roman Catholic Diocese Series 2005B-RMKT
04/01/45	6.125%	550,000	548,774
City of Austin Refunding Revenue Bonds Series 2008A
11/15/35	5.250%	2,000,000	2,057,060
Fort Bend Independent School District Unlimited General Obligation Refunding Bonds School Building Series 2008 (Permanent School Fund Guarantee)
08/15/34	4.750%	1,400,000	1,420,384
Harris County Health Facilities Development Corp. Refunding Revenue Bonds Memorial Hermann Healthcare System Series 2008B
12/01/35	7.250%	2,200,000	2,421,254
Houston Higher Education Finance Corp Revenue Bonds Cosmos Foundation, Inc. Series 2011A
05/15/31	6.500%	500,000	502,890
San Juan Higher Education Finance Authority Revenue Bonds Idea Public Schools Series 2010A
08/15/40	6.700%	800,000	800,656
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds Stayton at Museum Way Series 2009A
11/15/44	8.250%	3,000,000	2,969,520
Uptown Development Authority Tax Allocation Bonds Infrastructure Improvement Facilities Series 2009
09/01/29	5.500%	500,000	498,810

Total			12,316,180

VIRGINIA 0.6%
City of Hampton Revenue Bonds Series 2002 (AMBAC)
01/15/28	5.125%	1,800,000	1,819,278
Tobacco Settlement Financing Corp. Prerefunded 06/01/15 Asset-Backed Revenue Bonds Series 2005
06/01/26	5.500%	1,300,000	1,444,482

Total			3,263,760

WASHINGTON 5.0%
Energy Northwest Revenue Bonds Columbia Generating Station Series 2007D
07/01/22	5.000%	2,900,000	3,204,123
Energy Northwest(a) Refunding Revenue Bonds Capital Appreciation Zero Coupon Series 1989B (NPFGC)
07/01/13	0.000%	10,360,000	10,073,649
State of Washington Unlimited General Obligation Bonds Motor Vehicle Fuel Series 2009B
08/01/16	5.000%	5,000,000	5,886,700
Washington Health Care Facilities Authority Revenue Bonds Overlake Hospital Medical Center Series 2010
07/01/30	5.500%	3,000,000	3,027,600
Swedish Health Services Series 2009A
11/15/33	6.500%	2,930,000	3,045,208
Washington Higher Education Facilities Authority Refunding Revenue Bonds Whitworth University Project Series 2009
10/01/40	5.625%	1,050,000	1,027,047

The accompanying Notes to Financial Statements are an integral part of this statement.

18  COLUMBIA AMT-FREE TAX-EXEMPT BOND FUND — 2011 SEMIANNUAL REPORT

Issue	Coupon	Principal
Description	Rate	Amount	Value

Municipal Bonds (continued)

WASHINGTON (cont.)
Washington State Housing Finance Commission Revenue Bonds Skyline At First Hill Project Series 2007A
01/01/38	5.625%	$5,000,000	$2,999,750

Total			29,264,077

WEST VIRGINIA 0.1%
West Virginia Economic Development Authority Refunding Revenue Bonds Appalachian Power Amos Series 2010A
12/01/38	5.375%	900,000	876,681

WISCONSIN 4.1%
Badger Tobacco Asset Securitization Corp. Prerefunded 06/01/12 Asset-Backed Revenue Bonds Series 2002
06/01/27	6.125%	475,000	491,511
State of Wisconsin Revenue Bonds Series 2009A
05/01/33	5.750%	3,000,000	3,245,220
Wisconsin Health & Educational Facilities Authority Refunding Revenue Bonds Wheaton Healthcare Series 2006B
08/15/25	5.125%	4,310,000	4,010,153
Revenue Bonds Aurora Health Care, Inc. Series 2010A
04/15/39	5.625%	1,400,000	1,368,122
Medical College of Wisconsin Series 2008A
12/01/35	5.250%	3,600,000	3,484,368
Prohealth Care, Inc. Obligation Group Series 2009
02/15/39	6.625%	5,300,000	5,591,553
Riverview Hospital Association Series 2008
04/01/38	5.750%	6,000,000	5,983,200

Total			24,174,127

WYOMING 0.1%
Wyoming Municipal Power Agency Revenue Bonds Series 2009A
01/01/36	5.000%	700,000	703,479

Total Municipal Bonds
(Cost: $540,635,619)			$555,585,179

		Amount
Issue	Effective	Payable at
Description	Yield	Maturity	Value

Floating Rate Notes 2.6%

COLORADO 0.5%
Colorado Educational & Cultural Facilities Authority(f)(g) Revenue Bonds National Jewish Federal Bond Program VRDN Series 2009 (U.S. Bank)
03/01/39	0.130%	$2,800,000	$2,800,000
UJA Federation of Northern New Jersey VRDN Series 2007 (JPMorgan Chase Bank)
05/01/37	0.130%	250,000	250,000

Total			3,050,000

ILLINOIS 0.4%
City of Chicago(f) Unlimited General Obligation Bonds VRDN Series 2003B-1
01/01/34	0.130%	1,000,000	1,000,000
City of Chicago(f)(g) Unlimited General Obligation Bonds Series 2003 (JP Morgan Chase Bank)
01/01/34	0.130%	1,100,000	1,100,000

Total			2,100,000

MISSOURI 0.2%
Missouri Development Finance Board Revenue Bonds VRDN Series 2000C (U.S. Bank)(f)(g)
12/01/20	0.130%	1,000,000	1,000,000

NEW HAMPSHIRE 0.7%
New Hampshire Health & Education Facilities Authority Revenue Bonds Wentworth-Douglas Hospital VRDN Series 2011 (TD Bank)(f)(g)
01/01/31	0.140%	4,000,000	4,000,000

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA AMT-FREE TAX-EXEMPT BOND FUND — 2011 SEMIANNUAL REPORT  19

Portfolio of Investments (continued)

		Amount
Issue	Effective	Payable at
Description	Yield	Maturity	Value

Floating Rate Notes (continued)
OHIO 0.4%
County of Allen Revenue Bonds Catholic Health Partners VRDN Series 2010C (Bank of Nova Scotia)(f)(g)
06/01/34	0.100%	$500,000	$500,000
Ohio Higher Educational Facility Commission Revenue Bonds Case Western Reserve University VRDN Series 2008B-2 (U.S. Bank)(f)(g)
12/01/44	0.130%	2,000,000	2,000,000

Total			2,500,000

OREGON 0.4%
Yamhill County Hospital Authority Refunding Revenue Bonds Friendsview Manor VRDN Series 2007 (U.S. Bank)(f)(g)
12/01/34	0.130%	2,400,000	2,400,000

Total Floating Rate Notes
(Cost: $15,050,000)			$15,050,000

Municipal Bonds Held in Trust 2.7%

MASSACHUSETTS 0.7%
Massachusetts Health & Educational Facilities Authority Revenue Bonds Harvard University Series 2009A(d)(f)(h)
11/15/16	5.000%	$4,000,000	$4,369,960

MISSOURI 1.3%
Missouri State Health & Educational Facilities Authority Revenue Bonds Washington University Series 2009A(d)(f)(h)
05/15/17	5.000%	7,000,000	7,298,760

NORTH CAROLINA 0.7%
North Carolina Capital Facilities Finance Agency Revenue Bonds Duke University Project Series 2009B(d)(f)(h)
04/01/17	5.000%	4,000,000	4,162,720

Total Municipal Bonds Held in Trust
(Cost: $15,879,192)			$15,831,440

	Shares	Value

Money Market Fund —%

JPMorgan Tax-Free Money Market Fund, 0.000%	183,597	$183,597

Total Money Market Fund
(Cost: $183,597)		$183,597

Total Investments
(Cost: $571,748,408)		$586,650,216
Other Assets & Liabilities, Net		(1,625,749)

Total Net Assets		$585,024,467

The accompanying Notes to Financial Statements are an integral part of this statement.

20  COLUMBIA AMT-FREE TAX-EXEMPT BOND FUND — 2011 SEMIANNUAL REPORT

Notes to Portfolio of Investments

(a)	Zero coupon bond.

(b)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at May 31, 2011 was $12,000, representing less than 0.01% of net assets. Information concerning such security holdings at May 31, 2011 was as follows:

	Acquisition
Security	Dates	Cost
Illinois Finance Authority Revenue Bonds Sedgebrook, Inc. Facility Series 2007A 5.500% 2012	08/17/07	$373,365

(c)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At May 31, 2011, the value of these securities amounted to $12,000, which represents less than 0.01% of net assets.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2011, the value of these securities amounted to $16,672,637 or 2.85% of net assets.

(e)	Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. These securities represented less than 0.01% of net assets at May 31, 2011.

(f)	Variable rate security. The interest rate shown reflects the rate as of May 31, 2011.

(g)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.

(h)	The Fund entered into transactions in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The trust funds the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The municipal bonds transferred to the trusts remain in the Fund’s Portfolio of Investments.
Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
VRDN	Variable Rate Demand Note

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA AMT-FREE TAX-EXEMPT BOND FUND — 2011 SEMIANNUAL REPORT  21

Portfolio of Investments (continued)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable

The accompanying Notes to Financial Statements are an integral part of this statement.

22  COLUMBIA AMT-FREE TAX-EXEMPT BOND FUND — 2011 SEMIANNUAL REPORT

Fair Value Measurements (continued)

inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of May 31, 2011:

	Fair Value at May 31, 2011
	Level 1	Level 2
	Quoted Prices	Other	Level 3
	in Active	Significant	Significant
	Markets for	Observable	Unobservable
Description(a)	Identical Assets	Inputs(b)	Inputs	Total
Bonds
Municipal Bonds	$—	$555,585,179	$—	$555,585,179
Municipal Bonds Held in Trust	—	15,831,440	—	15,831,440

Total Bonds	—	571,416,619	—	571,416,619

Other
Floating Rate Notes	—	15,050,000	—	15,050,000
Unaffiliated Money Market Fund(c)	183,597	—	—	183,597

Total	$183,597	$586,466,619	$—	$586,650,216

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at May 31, 2011.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA AMT-FREE TAX-EXEMPT BOND FUND — 2011 SEMIANNUAL REPORT  23

Statement of Assets and Liabilities
May 31, 2011 (Unaudited)

Assets
Investments, at value
(identified cost $571,748,408)	$586,650,216
Receivable for:
Capital shares sold	1,804,987
Investments sold	1,927,153
Interest	8,493,699
Expense reimbursement due from Investment Manager	3,665

Total assets	598,879,720

Liabilities
Short-term floating rate notes outstanding	11,250,000
Payable for:
Capital shares purchased	238,578
Dividend distributions to shareholders	2,159,686
Investment management fees	26,229
Distribution fees	17,204
Transfer agent fees	41,821
Administration fees	4,432
Other expenses	117,303

Total liabilities	13,855,253

Net assets applicable to outstanding capital stock	$585,024,467

The accompanying Notes to Financial Statements are an integral part of this statement.

24  COLUMBIA AMT-FREE TAX-EXEMPT BOND FUND — 2011 SEMIANNUAL REPORT

Statement of Assets and Liabilities (continued)
May 31, 2011 (Unaudited)

Represented by
Paid-in capital	$580,458,321
Undistributed net investment income	1,482,438
Accumulated net realized loss	(11,818,100)
Unrealized appreciation (depreciation) on:
Investments	14,901,808

Total — representing net assets applicable to outstanding capital stock	$585,024,467

Net assets applicable to outstanding shares
Class A(a)	$570,009,802
Class B	$6,278,299
Class C	$8,558,378
Class Z	$177,988
Shares outstanding
Class A	153,760,655
Class B	1,692,872
Class C	2,307,634
Class Z	48,070
Net asset value per share
Class A	$3.71
Class B	$3.71
Class C	$3.71
Class Z	$3.70

(a)	The maximum offering price per share for Class A is $3.90. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA AMT-FREE TAX-EXEMPT BOND FUND — 2011 SEMIANNUAL REPORT  25

Statement of Operations
Six months ended May 31, 2011 (Unaudited)

Net investment income
Income:
Interest	16,241,924
Expenses:
Investment management fees	1,205,438
Distribution fees
Class A	715,377
Class B	33,227
Class C	45,087
Transfer agent fees
Class A	169,162
Class B	1,981
Class C	2,677
Class Z	10
Administration fees	203,572
Compensation of board members	5,902
Custodian fees	7,400
Printing and postage fees	39,500
Registration fees	30,300
Professional fees	19,087
Interest and fee expense	47,191
Other	2,973

Total expenses	2,528,884
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(100,345)

Total net expenses	2,428,539

Net investment income	13,813,385

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	1,852,050
Futures contracts	265,854

Net realized gain	2,117,904
Net change in unrealized appreciation (depreciation) on:
Investments	(8,354,826)
Futures contracts	29,638

Net change in unrealized depreciation	(8,325,188)

Net realized and unrealized loss	(6,207,284)

Net increase in net assets resulting from operations	$7,606,101

The accompanying Notes to Financial Statements are an integral part of this statement.

26  COLUMBIA AMT-FREE TAX-EXEMPT BOND FUND — 2011 SEMIANNUAL REPORT

Statement of Changes in Net Assets

	Six months ended	Year ended
	May 31, 2011	November 30, 2010
	(Unaudited)
Operations
Net investment income	$13,813,385	$28,872,775
Net realized gain	2,117,904	5,950,285
Net change in unrealized depreciation	(8,325,188)	(2,545,836)

Net increase in net assets resulting from operations	7,606,101	32,277,224

Distributions to shareholders from:
Net investment income
Class A	(13,454,387)	(27,862,150)
Class B	(131,295)	(431,703)
Class C	(178,317)	(334,557)
Class Z	(1,380)	(20)

Total distributions to shareholders	(13,765,379)	(28,628,430)

Decrease in net assets from share transactions	(42,869,415)	(37,879,060)

Total decrease in net assets	(49,028,693)	(34,230,266)
Net assets at beginning of period	634,053,160	668,283,426

Net assets at end of period	$585,024,467	$634,053,160

Undistributed net investment income	$1,482,438	$1,434,432

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA AMT-FREE TAX-EXEMPT BOND FUND — 2011 SEMIANNUAL REPORT  27

Statement of Changes in Net Assets (continued)

	Six months ended
	May 31, 2011		Year ended
	(Unaudited)		November 30, 2010
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	3,840,183	13,887,803	10,950,620	41,418,428
Conversions from Class B	4	13	1,527,244	5,803,525
Distributions reinvested	2,879,260	10,411,098	5,405,727	20,458,575
Redemptions	(17,920,798)	(64,630,422)	(26,479,416)	(100,024,802)

Net decrease	(11,201,351)	(40,331,508)	(8,595,825)	(32,344,274)

Class B shares
Subscriptions	28,062	101,436	146,645	554,015
Distributions reinvested	32,990	119,311	98,280	371,489
Conversions to Class A	(4)	(13)	(1,527,243)	(5,803,525)
Redemptions	(357,419)	(1,289,343)	(672,520)	(2,539,040)

Net decrease	(296,371)	(1,068,609)	(1,954,838)	(7,417,061)

Class C shares
Subscriptions	126,625	457,724	908,820	3,445,158
Distributions reinvested	45,586	164,856	78,959	299,046
Redemptions	(629,881)	(2,260,274)	(493,712)	(1,864,429)

Net increase (decrease)	(457,670)	(1,637,694)	494,067	1,879,775

Class Z shares
Subscriptions	77,073	277,289	644	2,500
Distributions reinvested	13	47	—	—
Redemptions	(29,660)	(108,940)	—	—

Net increase	47,426	168,396	644	2,500

Total net decrease	(11,907,966)	(42,869,415)	(10,055,952)	(37,879,060)

The accompanying Notes to Financial Statements are an integral part of this statement.

28  COLUMBIA AMT-FREE TAX-EXEMPT BOND FUND — 2011 SEMIANNUAL REPORT

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2007 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months ended
	May 31, 2011		Year ended Nov. 30,
	(Unaudited)		2010	2009	2008	2007	2006
Class A
Per share data
Net asset value, beginning of period	$3.74		$3.72	$3.37	$3.79	$3.90	$3.84

Income from investment operations:
Net investment income	0.09		0.17	0.16	0.15	0.15	0.14
Net realized and unrealized gain (loss) on investments	(0.03)		0.01	0.34	(0.42)	(0.11)	0.08

Total from investment operations	0.06		0.18	0.50	(0.27)	0.04	0.22

Less distributions to shareholders from:
Net investment income	(0.09)		(0.16)	(0.15)	(0.15)	(0.15)	(0.14)
Net realized gains	—		—	—	—	—	(0.02)

Total distributions to shareholders	(0.09)		(0.16)	(0.15)	(0.15)	(0.15)	(0.16)

Net asset value, end of period	$3.71		$3.74	$3.72	$3.37	$3.79	$3.90

Total return	1.54%		4.99%	15.20%	(7.33% )	1.04%	5.83%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed (including interest and fee expense)(b)	0.84%	(c)	0.83%	0.82%	0.89%	0.94%	0.95%

Net expenses after fees waived or expenses reimbursed (including interest and fee expense)(b),(d)	0.81%	(c)	0.80%	0.79%	0.86%	0.91%	0.91%

Expenses prior to fees waived or expenses reimbursed (excluding interest and fee expense)	0.82%	(c)	0.82%	0.82%	0.82%	0.82%	0.83%

Net expenses after fees waiver or expenses reimbursed (excluding interest and fee expense)(d)	0.79%	(c)	0.79%	0.79%	0.79%	0.79%	0.79%

Net investment income	4.72%	(c)	4.38%	4.30%	4.14%	3.91%	3.70%

Supplemental data
Net assets, end of period (in thousands)	$570,010		$616,281	$645,167	$583,790	$682,528	$788,063

Portfolio turnover	15%		23%	29%	37%	51%	32%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA AMT-FREE TAX-EXEMPT BOND FUND — 2011 SEMIANNUAL REPORT  29

Financial Highlights (continued)

	Six months ended
	May 31, 2011		Year ended Nov. 30,
	(Unaudited)		2010	2009	2008	2007	2006
Class B
Per share data
Net asset value, beginning of period	$3.74		$3.72	$3.37	$3.79	$3.90	$3.84

Income from investment operations:
Net investment income	0.07		0.14	0.13	0.12	0.12	0.11
Net realized and unrealized gain (loss) on investments	(0.03)		0.01	0.35	(0.42)	(0.11)	0.08

Total from investment operations	0.04		0.15	0.48	(0.30)	0.01	0.19

Less distributions to shareholders from:
Net investment income	(0.07)		(0.13)	(0.13)	(0.12)	(0.12)	(0.11)
Net realized gains	—		—	—	—	—	(0.02)

Total distributions to shareholders	(0.07)		(0.13)	(0.13)	(0.12)	(0.12)	(0.13)

Net asset value, end of period	$3.71		$3.74	$3.72	$3.37	$3.79	$3.90

Total return	1.17%		4.20%	14.32%	(8.02% )	0.28%	5.03%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed (including interest and fee expense)(b)	1.59%	(c)	1.59%	1.57%	1.64%	1.69%	1.70%

Net expenses after fees waived or expenses reimbursed (including interest and fee expense)(b),(d)	1.56%	(c)	1.56%	1.55%	1.61%	1.66%	1.67%

Expenses prior to fees waived or expenses reimbursed (excluding interest and fee expense)	1.57%	(c)	1.58%	1.57%	1.57%	1.57%	1.58%

Net expenses after fees waiver or expenses reimbursed (excluding interest and fee expense)(d)	1.54%	(c)	1.55%	1.55%	1.54%	1.54%	1.55%

Net investment income	3.97%	(c)	3.61%	3.53%	3.39%	3.11%	2.93%

Supplemental data
Net assets, end of period (in thousands)	$6,278		$7,435	$14,671	$19,622	$26,465	$42,861

Portfolio turnover	15%		23%	29%	37%	51%	32%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

30  COLUMBIA AMT-FREE TAX-EXEMPT BOND FUND — 2011 SEMIANNUAL REPORT

	Six months ended
	May 31, 2011		Year ended Nov. 30,
	(Unaudited)		2010	2009	2008	2007	2006
Class C
Per share data
Net asset value, beginning of period	$3.74		$3.72	$3.37	$3.79	$3.90	$3.84

Income from investment operations:
Net investment income	0.07		0.14	0.13	0.12	0.12	0.11
Net realized and unrealized gain (loss) on investments	(0.03)		0.02	0.35	(0.42)	(0.11)	0.08

Total from investment operations	0.04		0.16	0.48	(0.30)	0.01	0.19

Less distributions to shareholders from:
Net investment income	(0.07)		(0.14)	(0.13)	(0.12)	(0.12)	(0.11)
Net realized gains	—		—	—	—	—	(0.02)

Total distributions to shareholders	(0.07)		(0.14)	(0.13)	(0.12)	(0.12)	(0.13)

Net asset value, end of period	$3.71		$3.74	$3.72	$3.37	$3.79	$3.90

Total return	1.17%		4.21%	14.33%	(8.02% )	0.28%	5.03%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed (including interest and fee expense)(b)	1.59%	(c)	1.59%	1.57%	1.64%	1.69%	1.70%

Net expenses after fees waived or expenses reimbursed (including interest and fee expense)(b),(d)	1.56%	(c)	1.55%	1.54%	1.61%	1.66%	1.67%

Expenses prior to fees waived or expenses reimbursed (excluding interest and fee expense)	1.57%	(c)	1.58%	1.57%	1.57%	1.57%	1.58%

Net expenses after fees waiver or expenses reimbursed (excluding interest and fee expense)(d)	1.54%	(c)	1.54%	1.54%	1.54%	1.54%	1.55%

Net investment income	3.97%	(c)	3.63%	3.55%	3.35%	3.14%	2.93%

Supplemental data
Net assets, end of period (in thousands)	$8,558		$10,335	$8,446	$5,593	$4,745	$6,545

Portfolio turnover	15%		23%	29%	37%	51%	32%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA AMT-FREE TAX-EXEMPT BOND FUND — 2011 SEMIANNUAL REPORT  31

Financial Highlights (continued)

	Six months ended		Year ended
	May 31, 2011		Nov. 30,
	(Unaudited)		2010(e)
Class Z
Per share data
Net asset value, beginning of period	$3.73		$3.88

Income from investment operations:
Net investment income	0.09		0.03
Net realized and unrealized gain (loss) on investments	(0.03)		(0.15)

Total from investment operations	0.06		(0.12)

Less distributions to shareholders from:
Net investment income	(0.09)		(0.03)

Total distributions to shareholders	(0.09)		(0.03)

Net asset value, end of period	$3.70		$3.73

Total return	1.68%		(3.09%	)

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed (including interest and fee expense)(b)	0.55%	(c)	0.49%	(c)

Net expenses after fees waived or expenses reimbursed (including interest and fee expense)(b),(d)	0.55%	(c)	0.49%	(c)

Expenses prior to fees waived or expenses reimbursed (excluding interest and fee expense)	0.53%	(c)	0.48%	(c)

Net expenses after fees waiver or expenses reimbursed (excluding interest and fee expense)(d)	0.53%	(c)	0.48%	(c)

Net investment income	5.28%	(c)	4.68%	(c)

Supplemental data
Net assets, end of period (in thousands)	$178		$2

Portfolio turnover	15%		23%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

32  COLUMBIA AMT-FREE TAX-EXEMPT BOND FUND — 2011 SEMIANNUAL REPORT

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b)	Ratios include interest and fee expense related to the Fund’s participation in certain inverse floater programs, if any. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund’s net assets, net asset value per share, total return or net investment income.
(c)	Annualized.
(d)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses.
(e)	For the period from September 27, 2010 (when shares became available) to November 30, 2010.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA AMT-FREE TAX-EXEMPT BOND FUND — 2011 SEMIANNUAL REPORT  33

Notes to Financial Statements
May 31, 2011 (Unaudited)

Note 1. Organization

Columbia AMT-Free Tax-Exempt Bond Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Effective March 7, 2011, the Fund, formerly a series of RiverSource Tax-Exempt Series, Inc. a Minnesota Corporation, was reorganized into a newly formed series of the Trust.

Fund Shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund’s prospectus.

Note 2. Summary of Significant Accounting Policies

Use of Estimates
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and

34  COLUMBIA AMT-FREE TAX-EXEMPT BOND FUND — 2011 SEMIANNUAL REPORT

liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded.

The policy adopted by the Fund’s Board of Trustees (the Board) generally contemplates the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

COLUMBIA AMT-FREE TAX-EXEMPT BOND FUND — 2011 SEMIANNUAL REPORT  35

Notes to Financial Statements (continued)

Derivative Instruments
The Fund invests in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Futures Contracts
Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings and manage exposure to movements in interest rates. Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract

36  COLUMBIA AMT-FREE TAX-EXEMPT BOND FUND — 2011 SEMIANNUAL REPORT

value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund’s operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Fair Values of Derivative Instruments at May 31, 2011
At May 31, 2011, the Fund had no outstanding derivatives.

Effect of Derivative Instruments in the Statement of Operations for the Six Months Ended May 31, 2011

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures
Interest rate contracts	$265,854

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures
Interest rate contracts	$29,638

Volume of Derivative Instruments for the Six Months Ended May 31, 2011

Contracts
Opened
Futures contracts	—

Inverse Floater Program Transactions
The Fund may enter into transactions in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The trusts fund the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (i) to cause the holders of the short-term floating rate notes to tender their notes at par, and (ii) to transfer

COLUMBIA AMT-FREE TAX-EXEMPT BOND FUND — 2011 SEMIANNUAL REPORT  37

Notes to Financial Statements (continued)

the municipal bonds from the trusts to the Fund, thereby collapsing the trusts. The municipal bonds transferred to the trusts, if any, remain in the Fund’s investments in securities and the related short-term floating rate notes are reflected as Fund liabilities under the caption “Short-term floating rate notes outstanding” in the Statement of Assets and Liabilities. The notes issued by the trusts have interest rates that are multi-modal, which means that they can be reset to a new or different mode at the reset date (e.g., mode can be daily, weekly, monthly, or a fixed specific date) at the discretion of the holder of the inverse floating rate security. The floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. The income received by the inverse floating rate security holder varies inversely with the short-term rate paid to the floating rate note holders, and in most circumstances the inverse floating rate security holder bears substantially all of the underlying bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond’s value. The inverse floating rate security holder will be subject to greater interest rate risk than if they were to hold the underlying bond because the interest rate is dependent on both the fixed coupon rate of the underlying bond and the short-term interest rate paid on the floating rate notes. The inverse floating rate security holder is also subject to the credit risk, liquidity risk and market risk associated with the underlying bond. The bonds held by the trusts serve as collateral for the short-term floating rate notes outstanding. Contractual maturities and interest rates of the municipal bonds held in trusts, if any, at May 31, 2011 are presented in the Portfolio of Investments. Interest and fee expense related to the short-term floating rate notes, which is accrued daily, is presented in the Statement of Operations and corresponds to an equal increase in interest income from the fixed rate municipal bonds held in trust. For the six months ended May 31, 2011, the average value of short-term floating rate notes outstanding was $11,250,000 and the average interest rate and fees related to these short-term floating rate notes was 0.84%.

Security Transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition
Interest income is recorded on the accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any. For convertible securities, premiums attributable to the conversion feature are not amortized.

38  COLUMBIA AMT-FREE TAX-EXEMPT BOND FUND — 2011 SEMIANNUAL REPORT

Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a specific class of shares are charged to that share class. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders
Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

COLUMBIA AMT-FREE TAX-EXEMPT BOND FUND — 2011 SEMIANNUAL REPORT  39

Notes to Financial Statements (continued)

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.41% to 0.25% as the Fund’s net assets increase. The management fee for the six months ended May 31, 2011 was 0.41% of the Fund’s average daily net assets.

Administration Fees
Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.07% to 0.04% as the Fund’s net assets increase. The fee for the six months ended May 31, 2011 was 0.07% of the Fund’s average daily net assets. Prior to January 1, 2011, Ameriprise Financial served as the Fund Administrator.

Other Fees
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended May 31, 2011, other expenses paid to this company were $700.

Compensation of Board Members
Under a Deferred Compensation Plan (the Plan), the board members who are not “interested persons” of the Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees
Under a Transfer Agency Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The

40  COLUMBIA AMT-FREE TAX-EXEMPT BOND FUND — 2011 SEMIANNUAL REPORT

Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees). The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses.

For the six months ended May 31, 2011, the Fund’s transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.06%
Class B	0.06
Class C	0.06
Class Z	0.04

Distribution Fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares, a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $349,000 and $87,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of January 31, 2011, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $163,769 for Class A, $1,885 for Class B and $828 for Class C for the six months ended May 31, 2011.

COLUMBIA AMT-FREE TAX-EXEMPT BOND FUND — 2011 SEMIANNUAL REPORT  41

Notes to Financial Statements (continued)

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates
Effective February 1, 2011 the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through January 31, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian and do not exceed the annual rates as a percentage of the class’ average daily net assets:

Class A	0.79%
Class B	1.54
Class C	1.54
Class Z	0.54

Prior to February 1, 2011, the Investment Manager and its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian did not exceed the annual rates as a percentage of the class’ average daily net assets:

Class A	0.79%
Class B	1.55
Class C	1.54
Class Z	0.54

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Fund’s Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax

42  COLUMBIA AMT-FREE TAX-EXEMPT BOND FUND — 2011 SEMIANNUAL REPORT

differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

At May 31, 2011, the cost of investments for federal income tax purposes was approximately $571,748,000 and the approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$23,026,000
Unrealized depreciation	8,124,000

Net unrealized appreciation	$14,902,000

The following capital loss carryforward, determined as of November 30, 2010 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2016	$1,847,874
2017	8,379,949

Total	$10,227,823

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carryforward has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carryforward before it expires.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $83,666,951 and $138,317,296, respectively, for the six months ended May 31, 2011.

Note 6. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for

COLUMBIA AMT-FREE TAX-EXEMPT BOND FUND — 2011 SEMIANNUAL REPORT  43

Notes to Financial Statements (continued)

other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $300 million. Pursuant to a March 28, 2011 amendment to the credit facility agreement, the collective borrowing amount will be increased in two stages during the third quarter of 2011 to a final collective borrowing amount of $500 million. Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Prior to March 28, 2011, the credit facility agreement, which was a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permitted collective borrowings up to $300 million. The borrowers had the right, upon written notice to the Administrative Agent, to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility could at no time exceed $500 million. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum. The Fund had no borrowings during the six months ended May 31, 2011.

Note 7. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 8. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia or RiverSource) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United

44  COLUMBIA AMT-FREE TAX-EXEMPT BOND FUND — 2011 SEMIANNUAL REPORT

States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs’ opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Directors/Trustees.

COLUMBIA AMT-FREE TAX-EXEMPT BOND FUND — 2011 SEMIANNUAL REPORT  45

Notes to Financial Statements (continued)

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

46  COLUMBIA AMT-FREE TAX-EXEMPT BOND FUND — 2011 SEMIANNUAL REPORT

Proxy Voting

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.

Results of Meeting of Shareholders

Columbia AMT-Free Tax-Exempt Bond Fund

Special Meeting of Shareholders held on February 15, 2011
(Unaudited)

A brief description of the proposals voted upon at the meeting and the votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each proposal are set forth below. A vote is based on total dollar interest in the Fund.

Proposal 1
To elect directors to the Board.*

		Dollars	Dollars		Broker
		Voted “For”	Voted “Withhold”	Abstentions	Non-Votes
01.	Kathleen Blatz	458,037,569.860	19,855,011.879	0.000	0.000
02.	Edward J. Boudreau, Jr.	457,701,262.955	20,191,318.784	0.000	0.000
03.	Pamela G. Carlton	458,656,003.346	19,236,578.394	0.000	0.000
04.	William P. Carmichael	457,600,187.041	20,292,394.698	0.000	0.000
05.	Patricia M. Flynn	458,607,214.073	19,285,367.667	0.000	0.000
06.	William A. Hawkins	458,176,431.956	19,716,149.784	0.000	0.000
07.	R. Glenn Hilliard	458,312,935.843	19,579,645.896	0.000	0.000
08.	Stephen R. Lewis, Jr.	458,340,200.684	19,552,381.055	0.000	0.000
09.	John F. Maher	458,833,041.420	19,059,540.319	0.000	0.000
10.	John J. Nagorniak	458,470,716.027	19,421,865.713	0.000	0.000
11.	Catherine James Paglia	458,920,660.517	18,971,921.223	0.000	0.000
12.	Leroy C. Richie	457,741,510.194	20,151,071.545	0.000	0.000
13.	Anthony M. Santomero	458,527,928.096	19,364,653.644	0.000	0.000
14.	Minor M. Shaw	458,173,479.331	19,719,102.409	0.000	0.000
15.	Alison Taunton-Rigby	458,331,497.572	19,561,084.167	0.000	0.000
16.	William F. Truscott	458,290,869.465	19,601,712.274	0.000	0.000

COLUMBIA AMT-FREE TAX-EXEMPT BOND FUND — 2011 SEMIANNUAL REPORT  47

Results of Meeting of Shareholders (continued)

Proposal 2
To approve a proposed amendment to the Articles of Incorporation.*

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
441,206,224.886	17,635,834.831	19,050,509.582	12.440

*	All dollars of RiverSource Tax-Exempt Series, Inc. are voted together as a single class for the election of directors and the amendment to the Articles of Incorporation.

Proposal 3
To approve a proposed Agreement and Plan of Redomiciling.

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
345,354,769.397	14,016,087.076	18,098,117.937	29,362,247.660

Proposal 4
To approve a proposed Investment Management Services Agreement with Columbia Management Investment Advisers, LLC.

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
344,857,149.081	14,977,426.657	17,634,402.301	29,362,244.030

Proposal 5
To approve a proposal to authorize Columbia Management Investment Advisers, LLC to enter into and materially amend subadvisory agreements in the future, with the approval of the Fund’s Board, but without obtaining shareholder approval.

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
335,805,075.832	24,917,086.640	16,746,808.308	29,362,251.290

48  COLUMBIA AMT-FREE TAX-EXEMPT BOND FUND — 2011 SEMIANNUAL REPORT

Columbia AMT-Free Tax-Exempt Bond Fund
P.O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This report must be accompanied or preceded by the Fund’s current prospectus. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA and managed by Columbia Management Investment Advisers, LLC.
©2011 Columbia Management Investment Advisers, LLC. All rights reserved.	S-6315 AC (8/11)

Semiannual Report

Columbia
Mid Cap Growth Opportunity Fund

Semiannual Report for the Period Ended
May 31, 2011

Columbia Mid Cap Growth Opportunity Fund seeks to provide shareholders with growth of capital.

 Not FDIC insured - No bank guarantee - May lose value

Your Fund at a Glance	3

Fund Expenses Example	8

Portfolio of Investments	10

Statement of Assets and Liabilities	19

Statement of Operations	21

Statement of Changes in Net Assets	23

Financial Highlights	26

Notes to Financial Statements	34

Proxy Voting	52

Results of Meeting of Shareholders	53

See the Fund’s prospectus for risks associated with investing in the Fund.

2  COLUMBIA MID CAP GROWTH OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

Your Fund at a Glance
(Unaudited)

FUND SUMMARY

>	Columbia Mid Cap Growth Opportunity Fund (the Fund) Class A shares increased 16.17% (excluding sales charge) for the six months ended May 31, 2011.

>	The Fund underperformed its benchmark, the Russell Midcap® Growth Index, which rose 18.31% for the same six-month period.

>	The Fund slightly outperformed its peer group, represented by the Lipper Mid-Cap Growth Funds Index, which increased 16.14% for the same time frame.

ANNUALIZED TOTAL RETURNS (for period ended May 31, 2011)

	6 months*	1 year	3 years	5 years	10 years
Columbia Mid Cap Growth Opportunity Fund Class A (excluding sales charge)	+16.17%	+30.68%	+8.04%	+7.49%	+5.74%

Russell Midcap Growth Index(1) (unmanaged)	+18.31%	+36.31%	+4.47%	+6.54%	+5.70%

Lipper Mid-Cap Growth Funds Index(2) (unmanaged)	+16.14%	+33.47%	+3.90%	+7.20%	+4.85%

*	Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund’s returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

(1)	The Russell Midcap Growth Index, an unmanaged index, measures the performance of those stocks in the Russell Midcap Index with higher price-to-book ratios and higher forecasted growth

COLUMBIA MID CAP GROWTH OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT  3

Your Fund at a Glance (continued)

values. The stocks in the index are also members of the Russell 1000® Growth Index. The index reflects reinvestment of all distributions and changes in market prices.
(2)	The Lipper Mid-Cap Growth Funds Index includes the 30 largest mid-cap growth funds tracked by Lipper Inc. The index’s returns include net reinvested dividends.

4  COLUMBIA MID CAP GROWTH OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

AVERAGE ANNUAL TOTAL RETURNS

at May 31, 2011
Since
Without sales charge	6 months*	1 year	3 years	5 years	10 years	inception**
Class A (inception 6/4/57)	+16.17%	+30.68%	+8.04%	+7.49%	+5.74%	N/A

Class B (inception 3/20/95)	+15.81%	+29.69%	+7.20%	+6.66%	+4.92%	N/A

Class C (inception 6/26/00)	+15.80%	+29.65%	+7.23%	+6.70%	+4.93%	N/A

Class I (inception 3/4/04)	+16.45%	+31.29%	+8.56%	+8.01%	N/A	+7.28%

Class R (inception 3/15/10)	+16.01%	+30.39%	N/A	N/A	N/A	+20.06%

Class R3 (inception 3/15/10)	+16.19%	+30.57%	N/A	N/A	N/A	+20.31%

Class R4 (inception 3/20/95)	+16.31%	+30.86%	+8.27%	+7.71%	+5.93%	N/A

Class Z (inception 9/27/10)	+16.36%	N/A	N/A	N/A	N/A	+24.87%*

With sales charge
Class A (inception 6/4/57)	+9.52%	+23.18%	+5.93%	+6.22%	+5.11%	N/A

Class B (inception 3/20/95)	+10.81%	+24.69%	+6.32%	+6.41%	+4.92%	N/A

Class C (inception 6/26/00)	+14.80%	+28.65%	+7.23%	+6.70%	+4.93%	N/A

The “Without sales charge” returns for Class A, Class B and Class C shares do not include applicable initial or contingent deferred sales charges. If included, returns would be lower than those shown. The “With sales charge” returns for Class A, Class B and Class C shares include: the maximum initial sales charge of 5.75% for Class A shares; the applicable contingent deferred sales charge (CDSC) for Class B shares (applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter); and a 1% CDSC for Class C shares sold within one year after purchase. The Fund’s other share classes are not subject to sales charges and have limited eligibility. See the Fund’s prospectus for details.

*	Not annualized.
**	For classes with less than 10 years performance.

COLUMBIA MID CAP GROWTH OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT  5

Your Fund at a Glance (continued)

MORNINGSTAR STYLE BOXtm

The Morningstar Style Boxtm is based on the Fund’s portfolio holdings as of period end. The vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

©2011 Morningstar, Inc. All rights reserved. The information contained herein is proprietary to Morningstar and/or its content providers, may not be copied or distributed and is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

6  COLUMBIA MID CAP GROWTH OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

SECTOR BREAKDOWN(1) (at May 31, 2011)

Consumer Discretionary	12.3%

Consumer Staples	4.6

Energy	8.5

Financials	5.3

Health Care	13.9

Industrials	14.1

Information Technology	31.2

Materials	7.5

Telecommunication Services	0.8

Other(2)	1.8

(1)	Sectors can be comprised of several industries. Please refer to the section entitled “Portfolio of Investments” for a complete listing. No single industry exceeded 25% of portfolio assets.

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s composition is subject to change.

(2)	Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

TOP TEN HOLDINGS(1) (at May 31, 2011)

PMC — Sierra, Inc.	3.5%

Ciena Corp.	2.2

Clean Energy Fuels Corp.	2.1

Finisar Corp.	2.1

Delta Air Lines, Inc.	2.0

F5 Networks, Inc.	1.6

DryShips, Inc.	1.6

Mellanox Technologies Ltd.	1.5

NetApp, Inc.	1.4

JDS Uniphase Corp.	1.3

(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

COLUMBIA MID CAP GROWTH OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT  7

Fund Expenses Example
(Unaudited)

As a shareholder of the Fund, you incur, depending on the share class, two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments; and (ii) ongoing costs, which may include management fees; distribution and service (Rule 12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund’s indirect expense from investing in the acquired funds is based on the Fund’s pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund’s most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period indicated and held until May 31, 2011.

Actual Expenses
The first line of the table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during the period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8  COLUMBIA MID CAP GROWTH OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During	Annualized
	Dec. 1, 2010	May 31, 2011	the Period(a)	Expense Ratio
Class A

Actual(b)	$1,000	$1,161.70	$6.52	1.21%

Hypothetical (5% return before expenses)	$1,000	$1,018.90	$6.09	1.21%

Class B

Actual(b)	$1,000	$1,158.10	$10.60	1.97%

Hypothetical (5% return before expenses)	$1,000	$1,015.11	$9.90	1.97%

Class C

Actual(b)	$1,000	$1,158.00	$10.60	1.97%

Hypothetical (5% return before expenses)	$1,000	$1,015.11	$9.90	1.97%

Class I

Actual(b)	$1,000	$1,164.50	$4.05	.75%

Hypothetical (5% return before expenses)	$1,000	$1,021.19	$3.78	.75%

Class R

Actual(b)	$1,000	$1,160.10	$7.86	1.46%

Hypothetical (5% return before expenses)	$1,000	$1,017.65	$7.34	1.46%

Class R3

Actual(b)	$1,000	$1,161.90	$6.95	1.29%

Hypothetical (5% return before expenses)	$1,000	$1,018.50	$6.49	1.29%

Class R4

Actual(b)	$1,000	$1,163.10	$5.66	1.05%

Hypothetical (5% return before expenses)	$1,000	$1,019.70	$5.29	1.05%

Class Z

Actual(b)	$1,000	$1,163.60	$5.12	.95%

Hypothetical (5% return before expenses)	$1,000	$1,020.19	$4.78	.95%

(a)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b)	Based on the actual return for the six months ended May 31, 2011: +16.17% for Class A, +15.81% for Class B, +15.80% for Class C, +16.45% for Class I, +16.01% for Class R, +16.19% for Class R3, +16.31% for Class R4 and +16.36% for Class Z.

COLUMBIA MID CAP GROWTH OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT  9

Portfolio of Investments
Columbia Mid Cap Growth Opportunity Fund
May 31, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.4%

CONSUMER DISCRETIONARY 12.3%

Auto Components 0.5%
BorgWarner, Inc.(a)(b)	37,376	$2,710,134
Gentex Corp.	118,971	3,491,799

Total		6,201,933

Automobiles 1.1%
Tesla Motors, Inc.(a)(b)	432,789	13,044,260

Hotels, Restaurants & Leisure 2.3%
Buffalo Wild Wings, Inc.(b)	92,926	5,820,884
China Lodging Group Ltd., ADR(b)(c)	19,438	367,767
Gaylord Entertainment Co.(a)(b)	183,344	5,912,844
Marriott International, Inc., Class A	1	31
Panera Bread Co., Class A(b)	44,897	5,613,472
Starwood Hotels & Resorts Worldwide, Inc.(a)	145,849	8,893,872

Total		26,608,870

Household Durables 0.4%
KB Home(a)	404,153	4,962,999

Internet & Catalog Retail 0.3%
priceline.com, Inc.(a)(b)	6,652	3,427,044

Leisure Equipment & Products 1.8%
Brunswick Corp.(a)	398,370	8,636,662
Hasbro, Inc.	180,025	8,234,343
Leapfrog Enterprises, Inc.(a)(b)	877,771	3,976,303

Total		20,847,308

Media 0.5%
Sirius XM Radio, Inc.(b)	2,151,426	5,055,851

Multiline Retail 0.9%
Nordstrom, Inc.(a)	222,252	10,408,061

Specialty Retail 2.9%
Abercrombie & Fitch Co., Class A	75,710	5,736,547
Dick’s Sporting Goods, Inc.(b)	224,373	8,916,583
PetSmart, Inc.	226,341	10,253,247
Rue21, Inc.(a)(b)	99,168	3,355,845
Tiffany & Co.(a)	62,294	4,713,164

Total		32,975,386

Textiles, Apparel & Luxury Goods 1.6%
Coach, Inc.	121,237	7,717,947
Phillips-Van Heusen Corp.(a)	117,360	7,742,239
Vera Bradley, Inc.(a)(b)	48,629	2,403,732

Total		17,863,918

TOTAL CONSUMER DISCRECTIONARY		141,395,630

CONSUMER STAPLES 4.6%

Food & Staples Retailing 1.9%
Andersons, Inc. (The)(a)	264,077	11,442,456
Fresh Market, Inc. (The)(b)	140,869	5,668,569
Whole Foods Market, Inc.(a)	78,557	4,804,546

Total		21,915,571

Food Products 1.0%
Diamond Foods, Inc.(a)	55,172	4,106,452
HJ Heinz Co.(a)	74,525	4,092,913
Tyson Foods, Inc., Class A	169,815	3,229,881

Total		11,429,246

Household Products 0.8%
Church & Dwight Co., Inc.	42,934	3,610,750
Clorox Co.(a)	81,323	5,731,645

Total		9,342,395

Personal Products 0.9%
Avon Products, Inc.	345,040	10,251,138

TOTAL CONSUMER STAPLES		52,938,350

ENERGY 8.5%

Energy Equipment & Services 1.3%
Cameron International Corp.(b)	79,370	3,782,774
Ensco PLC, ADR(a)(c)	105,763	5,639,283
Weatherford International Ltd.(b)(c)	286,233	5,658,827

Total		15,080,884

Oil, Gas & Consumable Fuels 7.2%
Alpha Natural Resources, Inc.(a)(b)	111,282	6,097,141
Arch Coal, Inc.(a)	101,674	3,039,036
Clean Energy Fuels Corp.(a)(b)	1,680,094	24,025,344
Consol Energy, Inc.	201,561	10,334,032
Crude Carriers Corp.(c)(d)	709,111	9,785,732
Denbury Resources, Inc.(b)	111,824	2,455,655

The accompanying Notes to Financial Statements are an integral part of this statement.

10  COLUMBIA MID CAP GROWTH OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

Issuer	Shares	Value

Common Stocks (continued)

ENERGY (cont.)

Oil, Gas & Consumable Fuels (cont.)
El Paso Corp.	294,532	$6,199,899
Petrohawk Energy Corp.(b)	229,690	6,079,894
Range Resources Corp.(a)	172,033	9,620,085
Solazyme, Inc.(b)	227,133	5,117,307

Total		82,754,125

TOTAL ENERGY		97,835,009

FINANCIALS 4.4%

Capital Markets 1.6%
Affiliated Managers Group, Inc.(b)	67,320	7,117,743
E*Trade Financial Corp.(b)	378,854	5,989,682
T Rowe Price Group, Inc.(a)	83,433	5,281,309

Total		18,388,734

Commercial Banks 0.6%
Comerica, Inc.	187,155	6,758,167

Consumer Finance 0.4%
Green Dot Corp., Class A(a)(b)	114,683	4,442,820

Diversified Financial Services 0.7%
IntercontinentalExchange, Inc.(b)	67,905	8,192,738

Insurance 1.1%
Hartford Financial Services Group, Inc.(a)	162,995	4,343,817
Principal Financial Group, Inc.	260,904	8,158,468

Total		12,502,285

TOTAL FINANCIALS		50,284,744

HEALTH CARE 13.9%

Biotechnology 2.4%
Alexion Pharmaceuticals, Inc.(b)	199,384	9,454,789
BioMarin Pharmaceutical, Inc.(a)(b)	257,151	7,259,373
Dendreon Corp.(b)	269,398	11,419,781

Total		28,133,943

Health Care Equipment & Supplies 3.6%
CR Bard, Inc.(a)	51,162	5,718,888
Edwards Lifesciences Corp.(b)	68,769	6,101,873
Gen-Probe, Inc.(b)	34,297	2,805,152
Haemonetics Corp.(a)(b)	101,830	6,886,763
Hologic, Inc.(b)	382,481	8,223,341
Masimo Corp.(a)	191,079	5,869,947
Zoll Medical Corp.(b)	102,559	6,236,613

Total		41,842,577

Health Care Providers & Services 3.3%
DaVita, Inc.(b)	74,878	6,293,496
Laboratory Corp. of America Holdings(b)	62,643	6,316,294
Mednax, Inc.(b)	102,836	7,728,125
Select Medical Holdings Corp.(a)(b)	794,511	7,547,855
WellCare Health Plans, Inc.(b)	208,949	10,290,738

Total		38,176,508

Health Care Technology 0.5%
Cerner Corp.(a)(b)	44,147	5,302,055

Life Sciences Tools & Services 1.1%
Illumina, Inc.(a)(b)	100,665	7,255,933
Life Technologies Corp.(b)	107,857	5,605,328

Total		12,861,261

Pharmaceuticals 3.0%
Hospira, Inc.(b)	255,197	14,109,842
Mylan, Inc.(a)(b)	565,117	13,305,680
Shire PLC, ADR(a)(c)	68,403	6,538,643

Total		33,954,165

TOTAL HEALTH CARE		160,270,509

INDUSTRIALS 14.1%

Aerospace & Defense 0.9%
BE Aerospace, Inc.(b)	151,824	5,681,254
Spirit Aerosystems Holdings, Inc., Class A(b)	188,758	4,133,800

Total		9,815,054

Air Freight & Logistics 0.7%
Expeditors International of Washington, Inc.	152,313	8,045,173

Airlines 3.3%
Delta Air Lines, Inc.(b)	2,247,508	22,654,881
U.S. Airways Group, Inc.(a)(b)	865,616	7,877,105
United Continental Holdings, Inc.(a)(b)	332,720	8,035,188

Total		38,567,174

Commercial Services & Supplies 0.9%
Iron Mountain, Inc.(a)	124,045	4,218,771
Steelcase, Inc., Class A	211,093	2,294,581
Stericycle, Inc.(b)	44,892	3,999,428

Total		10,512,780

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA MID CAP GROWTH OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT  11

Portfolio of Investments (continued)

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (cont.)
Electrical Equipment 0.8%
American Superconductor Corp.(a)(b)	261,755	$2,798,161
Real Goods Solar, Inc., Class A(b)	764,123	1,864,460
Woodward, Inc.	135,700	4,779,354

Total		9,441,975

Machinery 3.0%
AGCO Corp.(b)	79,139	4,089,112
CNH Global NV(b)(c)	97,417	4,122,687
Cummins, Inc.	25,702	2,704,878
Flowserve Corp.	33,793	4,096,725
Joy Global, Inc.	90,752	8,135,917
Kennametal, Inc.	171,209	7,144,552
Manitowoc Co., Inc. (The)(a)	222,487	4,009,216

Total		34,303,087

Marine 2.3%
Diana Containerships, Inc.(b)(c)	1	10
Diana Shipping, Inc.(a)(b)(c)	478,918	5,502,768
DryShips, Inc.(a)(b)(c)	4,345,267	17,620,058
Genco Shipping & Trading Ltd.(a)(b)(c)	389,744	3,102,362

Total		26,225,198

Road & Rail 2.0%
Con-way, Inc.	253,425	10,017,890
Landstar System, Inc.	190,603	9,019,334
Ryder System, Inc.	68,685	3,777,675

Total		22,814,899

Trading Companies & Distributors 0.2%
RSC Holdings, Inc.(b)	197,386	2,639,051

TOTAL INDUSTRIALS		162,364,391

INFORMATION TECHNOLOGY 31.3%

Communications Equipment 11.1%
Alcatel-Lucent, ADR(a)(b)(c)	1,776,226	10,071,202
BigBand Networks, Inc.(b)	3,197,913	6,715,617
Brocade Communications Systems, Inc.(b)	921,163	6,144,157
Ciena Corp.(a)(b)	950,655	25,430,021
F5 Networks, Inc.(b)	157,630	17,903,615
Finisar Corp.(a)(b)	988,543	23,744,803
JDS Uniphase Corp.(b)	725,659	14,651,055
Juniper Networks, Inc.(b)	82,031	3,003,155
Motorola Mobility Holdings, Inc.(a)(b)	367,178	9,230,855
ORBCOMM, Inc.(b)	1,612,299	5,223,849
Riverbed Technology, Inc.(b)	144,299	5,471,818

Total		127,590,147

Computers & Peripherals 1.7%
NetApp, Inc.(b)	297,326	16,284,545
Synaptics, Inc.(a)(b)	103,677	2,908,140

Total		19,192,685

Electronic Equipment, Instruments & Components 0.2%
Dolby Laboratories, Inc., Class A(a)(b)	55,638	2,600,520

Internet Software & Services 1.8%
Akamai Technologies, Inc.(b)	427,981	14,523,535
MercadoLibre, Inc.	64,795	5,709,736
OpenTable, Inc.(b)	13,122	1,159,066

Total		21,392,337

IT Services 0.7%
Alliance Data Systems Corp.(a)(b)	50,227	4,717,822
Teradata Corp.(b)	55,118	3,075,034

Total		7,792,856

Semiconductors & Semiconductor Equipment 11.8%
Altera Corp.	231,405	11,128,266
Analog Devices, Inc.	95,141	3,916,955
ARM Holdings PLC, ADR(c)	296,670	8,469,929
Atmel Corp.(b)	388,074	5,828,872
Cree, Inc.(a)(b)	234,285	10,282,769
Cypress Semiconductor Corp.(a)(b)	121,407	2,843,352
Marvell Technology Group Ltd.(b)(c)	286,797	4,657,583
Mellanox Technologies Ltd.(b)(c)	550,183	16,989,651
Netlogic Microsystems, Inc.(a)(b)	331,338	12,696,872
NVIDIA Corp.(a)(b)	614,352	12,311,614
PMC — Sierra, Inc.(b)	5,110,098	40,063,168
Xilinx, Inc.(a)	187,640	6,694,995

Total		135,884,026

Software 4.0%
CommVault Systems, Inc.(b)	121,888	5,038,850
NetSuite, Inc.(a)(b)	279,345	10,542,480
Nuance Communications, Inc.(b)	255,471	5,610,143
Red Hat, Inc.(b)	189,214	8,249,730

The accompanying Notes to Financial Statements are an integral part of this statement.

12  COLUMBIA MID CAP GROWTH OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (cont.)

Software (cont.)
Rovi Corp.(b)	62,339	$3,613,169
Salesforce.com, Inc.(a)(b)	63,710	9,700,485
TiVo, Inc.(b)	313,957	3,246,315

Total		46,001,172

TOTAL INFORMATION TECHNOLOGY		360,453,743

MATERIALS 7.5%

Chemicals 2.6%
Ecolab, Inc.(a)	237,154	13,015,011
Intrepid Potash, Inc.(b)	377,080	12,138,205
Sigma-Aldrich Corp.	66,485	4,673,231

Total		29,826,447

Construction Materials 1.3%
Martin Marietta Materials, Inc.(a)	101,695	8,711,194
Vulcan Materials Co.(a)	165,960	6,719,720

Total		15,430,914

Metals & Mining 3.2%
AK Steel Holding Corp.	355,281	5,435,799
Alcoa, Inc.(a)	288,550	4,850,526
Cliffs Natural Resources, Inc.	64,414	5,842,350
Kinross Gold Corp.(c)	426,163	6,699,282
Steel Dynamics, Inc.	208,264	3,561,315
United States Steel Corp.(a)	159,575	7,358,003
Yamana Gold, Inc.(c)	270,466	3,475,488

Total		37,222,763

Paper & Forest Products 0.4%
AbitibiBowater, Inc.(a)(b)	171,068	4,242,487

TOTAL MATERIALS		86,722,611

TELECOMMUNICATION SERVICES 0.8%

Wireless Telecommunication Services 0.8%
American Tower Corp., Class A(b)	59,608	3,307,052
NII Holdings, Inc.(b)	139,565	6,093,408

Total		9,400,460

TOTAL TELECOMMUNICATION SERVICES		9,400,460

Total Common Stocks
(Cost: $966,828,878)		$1,121,665,447

Limited Partnerships 1.0%

FINANCIALS 1.0%

Capital Markets 1.0%
Blackstone Group LP(e)	373,935	$6,446,640
Fortress Investment Group LLC, Class A(e)	921,755	4,756,256

Total		11,202,896

TOTAL FINANCIALS		11,202,896

Total Limited Partnerships
(Cost: $9,371,394)		$11,202,896

	Shares	Value

Money Market Fund 1.8%

Columbia Short-Term Cash Fund, 0.166%(d)(f)	20,956,436	$20,956,436

Total Money Market Fund
(Cost: $20,956,436)		$20,956,436

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan 26.9%

Asset-Backed Commercial Paper 2.4%
Antalis US Funding Corp.
08/23/11	0.275%	$7,994,378	$7,994,378
LMA Americas LLC
06/24/11	0.190%	9,998,417	9,998,417
Rhein-Main Securitisation Ltd.
06/13/11	0.350%	4,998,396	4,998,396
Royal Park Investments Funding Corp.
06/17/11	0.601%	4,992,333	4,992,333

Total			27,983,524

Certificates of Deposit 14.8%
Australia and New Zealand Bank Group, Ltd.
07/29/11	0.230%	5,000,000	5,000,000
Bank of America, National Association
10/03/11	0.350%	10,000,000	10,000,000
Barclays Bank PLC
06/15/11	0.400%	10,000,000	10,000,000
Credit Industrial et Commercial
06/13/11	0.400%	5,000,000	5,000,000
07/01/11	0.430%	3,000,000	3,000,000
Credit Suisse
10/25/11	0.244%	8,000,000	8,000,000

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA MID CAP GROWTH OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT  13

Portfolio of Investments (continued)

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Certificates of Deposit (cont.)
DZ Bank AG
07/12/11	0.200%	$5,000,000	$5,000,000
Deutsche Bank AG
07/08/11	0.280%	13,000,000	13,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
07/21/11	0.300%	5,000,000	5,000,000
La Banque Postale
06/01/11	0.400%	5,000,000	5,000,000
Landesbank Hessen Thuringen
06/27/11	0.210%	5,000,000	5,000,000
Lloyds Bank PLC
09/02/11	0.260%	7,000,000	7,000,000
N.V. Bank Nederlandse Gemeenten
06/30/11	0.360%	10,000,000	10,000,000
National Australia Bank
11/18/11	0.222%	9,000,000	9,000,000
National Bank of Canada
10/07/11	0.256%	10,000,000	10,000,000
11/18/11	0.237%	3,000,000	3,000,000
Natixis
07/07/11	0.544%	10,000,000	10,000,000
Pohjola Bank PLC
06/10/11	0.470%	5,000,000	5,000,000
Skandinaviska Enskilda Banken
08/04/11	0.295%	7,000,000	7,000,000
Societe Generale
08/31/11	0.410%	8,000,000	8,000,000
Swedbank AB
08/05/11	0.240%	10,000,000	10,000,000
Union Bank of Switzerland
11/14/11	0.234%	8,000,000	8,000,000
United Overseas Bank Ltd.
07/25/11	0.290%	5,000,000	5,000,000
08/26/11	0.300%	4,000,000	4,000,000

Total			170,000,000

Commercial Paper 2.6%
Macquarie Bank Ltd.
11/10/11	0.461%	4,988,308	4,988,308
Royal Park Investments Funding Corp.
06/28/11	0.601%	4,992,417	4,992,417
State Development Bank of NorthRhine-Westphalia
06/30/11	0.160%	4,999,089	4,999,089
Suncorp Metway Ltd.
06/09/11	0.220%	4,999,053	4,999,053
06/07/11	0.220%	9,999,266	9,999,266

Total			29,978,133

Money Market Fund 1.7%
JP Morgan Prime Money Market Fund, 0.010%(f)
		20,000,000	20,000,000

Other Short-Term Obligations 0.7%
Goldman Sachs Group, Inc. (The)
07/19/11	0.300%	8,000,000	8,000,000

Repurchase Agreements 4.7%
Cantor Fitzgerald & Co. dated 05/31/11, matures 06/01/11, repurchase price $25,000,104(g)
	0.150%	$25,000,000	$25,000,000
Deutsche Bank AG(g) dated 05/31/11, matures 06/01/11, repurchase price $10,000,039
	0.140%	10,000,000	10,000,000
repurchase price $9,061,392
	0.140%	9,061,356	9,061,356
Natixis Financial Products, Inc. dated 05/31/11, matures 06/01/11, repurchase price $10,000,033(g)
	0.120%	10,000,000	10,000,000

Total			54,061,356

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $310,023,013)			$310,023,013

Total Investments
(Cost: $1,307,179,721)			$1,463,847,792
Other Assets & Liabilities, Net			(312,134,515)

Net Assets			$1,151,713,277

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

The accompanying Notes to Financial Statements are an integral part of this statement.

14  COLUMBIA MID CAP GROWTH OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

Notes to Portfolio of Investments

(a)	At May 31, 2011, security was partially or fully on loan.

(b)	Non-income producing.

(c)	Represents a foreign security. At May 31, 2011, the value of foreign securities, excluding short-term securities, represented 9.44% of net assets.

(d)	Investments in affiliates during the period ended May 31, 2011:

						Dividends
			Sales Cost/			or
	Beginning	Purchase	Proceeds	Realized	Ending	Interest
Issuer	Cost	Cost	from Sales	Gain/Loss	Cost	Income	Value
Columbia Short-Term Cash Fund	$61,887,651	$211,873,651	$(252,804,866)	$—	$20,956,436	$53,095	$20,956,436
Crude Carriers Corp.	12,547,127	1,227,025	(1,196,643)	(408,838)	12,168,671	370,005	9,785,732

Total	$74,434,778	$213,100,676	$(254,001,509)	$(408,838)	$33,125,107	$423,100	$30,742,168

(e)	The share amount for Limited Liability Companies (LLC) or Limited Partnerships (LP) represents capital contributions. At May 31, 2011, there was no capital committed to the LLC or LP for future investment.

(f)	The rate shown is the seven-day current annualized yield at May 31, 2011.

(g)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Cantor Fitzgerald & Co. (0.150%)
Security Description	Value
Fannie Mae Pool	$17,363,335
Fannie Mae REMICS	512,437
Freddie Mac Non Gold Pool	5,656,394
Freddie Mac REMICS	1,180,590
Government National Mortgage Association	787,244

Total Market Value of Collateral Securities	$25,500,000

Deutsche Bank AG (0.140%)
Security Description	Value
Fannie Mae Pool	$10,200,000

Total Market Value of Collateral Securities	$10,200,000

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA MID CAP GROWTH OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT  15

Portfolio of Investments (continued)

Notes to Portfolio of Investments (continued)

Deutsche Bank AG (0.140%) (continued)
Security Description	Value
Fannie Mae Pool	$8,058,321
Freddie Mac Non Gold Pool	1,184,263

Total Market Value of Collateral Securities	$9,242,584

Natixis Financial Products, Inc. (0.120%)
Security Description	Value
Fannie Mae Interest Strip	$456,625
Fannie Mae REMICS	6,784,200
Freddie Mac REMICS	1,500,181
Government National Mortgage Association	1,459,028

Total Market Value of Collateral Securities	$10,200,034

Abbreviation Legend

ADR	American Depositary Receipt

The accompanying Notes to Financial Statements are an integral part of this statement.

16  COLUMBIA MID CAP GROWTH OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA MID CAP GROWTH OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT  17

Portfolio of Investments (continued)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of May 31, 2011:

	Fair Value at May 31, 2011
	Level 1	Level 2
	Quoted Prices	Other	Level 3
	in Active	Significant	Significant
	Markets for	Observable	Unobservable
Description(a)	Identical Assets(b)	Inputs	Inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$141,395,630	$—	$—	$141,395,630
Consumer Staples	52,938,350	—	—	52,938,350
Energy	97,835,009	—	—	97,835,009
Financials	50,284,744	—	—	50,284,744
Health Care	160,270,509	—	—	160,270,509
Industrials	162,364,391	—	—	162,364,391
Information Technology	360,453,743	—	—	360,453,743
Materials	86,722,611	—	—	86,722,611
Telecommunication Services	9,400,460	—	—	9,400,460

Total Equity Securities	1,121,665,447	—	—	1,121,665,447

Other
Limited Partnerships	11,202,896	—	—	11,202,896
Affiliated Money Market Fund(c)	20,956,436	—	—	20,956,436
Investments of Cash Collateral Received for Securities on Loan	20,000,000	290,023,013	—	310,023,013

Total Other	52,159,332	290,023,013	—	342,182,345

Total	$1,173,824,779	$290,023,013	$—	$1,463,847,792

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at May 31, 2011.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

18  COLUMBIA MID CAP GROWTH OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

Statement of Assets and Liabilities

May 31, 2011 (Unaudited)
Assets
Investments, at value*
Unaffiliated issuers (identified cost $964,031,601)	$1,123,082,611
Affiliated issuers (identified cost $33,125,107)	30,742,168
Investment of cash collateral received for securities on loan
Short-term securities (identified cost $255,961,657)	255,961,657
Repurchase agreements (identified cost $54,061,356)	54,061,356

Total investments (identified cost $1,307,179,721)	1,463,847,792
Receivable for:
Capital shares sold	135,218
Investments sold	10,760,430
Dividends	678,191
Interest	190,914
Reclaims	40,405
Other	107,914

Total assets	1,475,760,864

Liabilities
Disbursements in excess of cash	1,258,182
Due upon return of securities on loan	310,023,013
Payable for:
Investments purchased	10,800,722
Capital shares purchased	715,314
Investment management fees	91,167
Distribution fees	33,359
Transfer agent fees	92,150
Administration fees	7,073
Plan administration fees	1,453
Other expenses	139,114
Other liabilities	886,040

Total liabilities	324,047,587

Net assets applicable to outstanding capital stock	$1,151,713,277

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA MID CAP GROWTH OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT  19

Statement of Assets and Liabilities (continued)
May 31, 2011 (Unaudited)

Represented by
Paid-in capital	$982,811,912
Excess of distributions over net investment income	(3,121,686)
Accumulated net realized gain	15,346,452
Unrealized appreciation (depreciation) on:
Investments	156,668,071
Foreign currency translations	8,528

Total — representing net assets applicable to outstanding capital stock	$1,151,713,277

*Value of securities on loan	$305,905,135

Net assets applicable to outstanding shares
Class A	$937,356,051
Class B	$59,295,733
Class C	$13,594,680
Class I	$133,287,506
Class R	$79,703
Class R3	$31,345
Class R4	$6,428,949
Class Z	$1,639,310
Shares outstanding
Class A	76,838,425
Class B	5,919,435
Class C	1,355,916
Class I	10,300,278
Class R	6,553
Class R3	2,571
Class R4	510,003
Class Z	126,810
Net asset value per share
Class A(a)	$12.20
Class B	$10.02
Class C	$10.03
Class I	$12.94
Class R	$12.16
Class R3	$12.19
Class R4	$12.61
Class Z	$12.93

(a)	The maximum offering price per share for Class A is $12.94. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

20  COLUMBIA MID CAP GROWTH OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

Statement of Operations
Six months ended May 31, 2011 (Unaudited)

Net investment income
Income:
Dividends	$2,304,503
Dividends — affiliated issuers	423,100
Income from securities lending — net	1,127,074
Foreign taxes withheld	(5,630)

Total income	3,849,047

Expenses:
Investment management fees	3,842,848
Distribution fees
Class A	1,158,161
Class B	295,970
Class C	67,201
Class R	185
Class R3	37
Transfer agent fees
Class A	982,688
Class B	63,567
Class C	14,403
Class R	76
Class R3	6
Class R4	1,279
Class Z	161
Administration fees	327,237
Plan administration fees
Class R3	37
Class R4	7,606
Compensation of board members	11,437
Custodian fees	26,258
Printing and postage fees	69,026
Registration fees	42,580
Professional fees	14,195
Other	18,331

Total expenses	6,943,289
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(31)

Total net expenses	6,943,258

Net investment loss	(3,094,211)

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA MID CAP GROWTH OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT  21

Statement of Operations (continued)
Six months ended May 31, 2011 (Unaudited)

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	$132,999,452
Investments — affiliated issuers	(408,838)
Options contracts written	224,992

Net realized gain	132,815,606
Net change in unrealized appreciation (depreciation) on:
Investments	44,752,270
Foreign currency translations	6,068
Options contracts written	(177,817)

Net change in unrealized appreciation	44,580,521

Net realized and unrealized gain	177,396,127

Net increase in net assets resulting from operations	$174,301,916

The accompanying Notes to Financial Statements are an integral part of this statement.

22  COLUMBIA MID CAP GROWTH OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

Statement of Changes in Net Assets

	Six months Ended	Year ended
	May 31, 2011	November 30, 2010(a)(b)
	(Unaudited)
Operations
Net investment loss	$(3,094,211)	$(4,202,047)
Net realized gain	132,815,606	100,291,280
Net change in unrealized appreciation	44,580,521	74,861,088

Net increase in net assets resulting from operations	174,301,916	170,950,321

Distributions to shareholders from:
Net realized gains
Class A	(3,309,643)	—
Class B	(259,064)	—
Class C	(57,550)	—
Class I	(649,224)	—
Class R	(264)	—
Class R3	(107)	—
Class R4	(19,946)	—
Class Z	(10)	—

Total distributions to shareholders	(4,295,808)	—

Increase (decrease) in net assets from share transactions	(124,677,101)	248,187,782

Total increase in net assets	45,329,007	419,138,103
Net assets at beginning of period	1,106,384,270	687,246,167

Net assets at end of period	$1,151,713,277	$1,106,384,270

Excess of distributions over net investment income	$(3,121,686)	$(27,475)

(a)	Class R and Class R3 shares are for the period from March 15, 2010 (when shares became available) to November 30, 2010.
(b)	Class Z shares are for the period from September 27, 2010 (when shares became available) to November 30, 2010.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA MID CAP GROWTH OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT  23

Statement of Changes in Net Assets (continued)

	Six months ended
	May 31, 2011		Year ended
	(Unaudited)		November 30, 2010(a)(b)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	2,284,215	26,688,038	6,771,857	64,307,299
Fund merger	—	—	24,549,709	241,465,257
Conversions from Class B	2	28	2,128,875	19,670,005
Distributions reinvested	279,812	3,161,876	—	—
Redemptions	(7,054,639)	(82,469,256)	(16,702,302)	(158,720,867)

Net increase (decrease)	(4,490,610)	(52,619,314)	16,748,139	166,721,694

Class B shares
Subscriptions	115,230	1,113,784	598,159	4,710,627
Fund merger	—	—	3,151,835	25,707,970
Distributions reinvested	27,336	254,500	—	—
Conversions to Class A	(3)	(28)	(2,574,704)	(19,670,005)
Redemptions	(585,380)	(5,652,483)	(1,861,402)	(14,611,967)

Net decrease	(442,817)	(4,284,227)	(686,112)	(3,863,375)

Class C shares
Subscriptions	130,669	1,261,373	429,181	3,373,429
Fund merger	—	—	239,408	1,954,084
Distributions reinvested	5,198	48,443	—	—
Redemptions	(198,378)	(1,908,513)	(353,823)	(2,807,269)

Net increase (decrease)	(62,511)	(598,697)	314,766	2,520,244

Class I shares
Subscriptions	456,915	5,584,702	548,278	5,557,290
Fund merger	—	—	8,715,860	90,394,897
Distributions reinvested	54,279	649,182	—	—
Redemptions	(6,033,227)	(75,386,871)	(1,319,157)	(13,427,900)

Net increase (decrease)	(5,522,033)	(69,152,987)	7,944,981	82,524,287

Class R shares
Subscriptions	1,186	14,008	447	4,373
Fund merger	—	—	10,887	107,046
Distributions reinvested	21	234	—	—
Redemptions	(1,065)	(12,541)	(4,923)	(49,757)

Net increase	142	1,701	6,411	61,662

Class R3 shares
Subscriptions	153	1,795	629	6,066
Fund merger	—	—	2,765	27,194
Distributions reinvested	7	77	—	—
Redemptions	(184)	(2,091)	(799)	(7,422)

Net increase (decrease)	(24)	(219)	2,595	25,838

The accompanying Notes to Financial Statements are an integral part of this statement.

24  COLUMBIA MID CAP GROWTH OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

	Six months ended
	May 31, 2011		Year ended
	(Unaudited)		November 30, 2010(a)(b)
	Shares	Dollars ($)	Shares	Dollars ($)
Class R4 shares
Subscriptions	124,078	1,481,092	111,178	1,063,512
Fund merger	—	—	8,289	84,060
Distributions reinvested	1,707	19,920	—	—
Redemptions	(96,681)	(1,152,217)	(97,313)	(953,328)

Net increase	29,104	348,795	22,154	194,244

Class R5 shares
Subscriptions	—	—	243	2,500
Fund merger	—	—	454	4,711
Redemptions	—	—	(697)	(6,523)

Net increase	—	—	—	688

Class Z shares
Subscriptions	132,134	1,699,116	241	2,500
Redemptions	(5,565)	(71,269)	—	—

Net increase	126,569	1,627,847	241	2,500

Total net increase (decrease)	(10,362,180)	(124,677,101)	24,353,175	248,187,782

(a)	Class R and Class R3 shares are for the period from March 15, 2010 (when shares became available) to November 30, 2010.

(b)	Class Z shares are for the period from September 27, 2010 (when shares became available) to November 30, 2010.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA MID CAP GROWTH OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT  25

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months
	ended May 31,
	2011		Year ended Nov. 30,
	(Unaudited)		2010		2009		2008	2007	2006
Class A
Per share data
Net asset value, beginning of period	$10.54		$8.58		$5.24		$12.32	$14.40	$14.49

Income from investment operations:
Net investment loss	(0.03)		(0.04)		(0.03)		(0.02)	(0.05)	(0.01)
Net realized and unrealized gain (loss) on investments	1.73		2.00		3.37		(4.93)	1.62	(0.07)

Total from investment operations	1.70		1.96		3.34		(4.95)	1.57	(0.08)

Less distributions to shareholders from:
Net realized gains	(0.04)		—		—		(2.13)	(3.65)	(0.01)

Total distributions to shareholders	(0.04)		—		—		(2.13)	(3.65)	(0.01)

Net asset value, end of period	$12.20		$10.54		$8.58		$5.24	$12.32	$14.40

Total return	16.17%		22.84%		63.74%		(48.26% )	14.40%	(0.55% )

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.21%	(b)	1.28%		1.40%		1.16%	1.08%	1.09%

Net expenses after fees waived or expenses reimbursed(c)	1.21%	(b)	1.27%		1.40%		1.16%	1.08%	1.09%

Net investment loss	(0.55%	)(b)	(0.45%	)	(0.42%	)	(0.05% )	(0.40% )	(0.07% )

Supplemental data
Net assets, end of period (in thousands)	$937,356		$857,026		$553,923		$348,890	$851,757	$1,092,797

Portfolio turnover	44%		96%		126%		76%	87%	45%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

26  COLUMBIA MID CAP GROWTH OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

	Six months
	ended May 31,
	2011		Year ended Nov. 30,
	(Unaudited)		2010		2009		2008	2007	2006
Class B
Per share data
Net asset value, beginning of period	$8.69		$7.13		$4.39		$10.74	$13.10	$13.28

Income from investment operations:
Net investment loss	(0.06)		(0.10)		(0.07)		(0.02)	(0.12)	(0.12)
Net realized and unrealized gain (loss) on investments	1.43		1.66		2.81		(4.20)	1.41	(0.05)

Total from investment operations	1.37		1.56		2.74		(4.22)	1.29	(0.17)

Less distributions to shareholders from:
Net realized gains	(0.04)		—		—		(2.13)	(3.65)	(0.01)

Total distributions to shareholders	(0.04)		—		—		(2.13)	(3.65)	(0.01)

Net asset value, end of period	$10.02		$8.69		$7.13		$4.39	$10.74	$13.10

Total return	15.81%		21.88%		62.41%		(48.64% )	13.46%	(1.28% )

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.97%	(b)	2.05%		2.18%		1.92%	1.84%	1.87%

Net expenses after fees waived or expenses reimbursed(c)	1.97%	(b)	2.04%		2.18%		1.92%	1.84%	1.87%

Net investment loss	(1.30%	)(b)	(1.21%	)	(1.19%	)	(0.81% )	(1.15% )	(0.89% )

Supplemental data
Net assets, end of period (in thousands)	$59,296		$55,303		$50,254		$44,293	$136,717	$207,104

Portfolio turnover	44%		96%		126%		76%	87%	45%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA MID CAP GROWTH OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT  27

Financial Highlights (continued)

	Six months
	ended May 31,
	2011		Year ended Nov. 30,
	(Unaudited)		2010		2009		2008	2007	2006
Class C
Per share data
Net asset value, beginning of period	$8.70		$7.14		$4.39		$10.74	$13.10	$13.28

Income from investment operations:
Net investment loss	(0.06)		(0.09)		(0.07)		(0.02)	(0.11)	(0.12)
Net realized and unrealized gain (loss) on investments	1.43		1.65		2.82		(4.20)	1.40	(0.05)

Total from investment operations	1.37		1.56		2.75		(4.22)	1.29	(0.17)

Less distributions to shareholders from:
Net realized gains	(0.04)		—		—		(2.13)	(3.65)	(0.01)

Total distributions to shareholders	(0.04)		—		—		(2.13)	(3.65)	(0.01)

Net asset value, end of period	$10.03		$8.70		$7.14		$4.39	$10.74	$13.10

Total return	15.80%		21.85%		62.64%		(48.63% )	13.46%	(1.28% )

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.97%	(b)	2.03%		2.15%		1.92%	1.84%	1.87%

Net expenses after fees waived or expenses reimbursed(c)	1.97%	(b)	2.03%		2.15%		1.92%	1.84%	1.87%

Net investment loss	(1.30%	)(b)	(1.20%	)	(1.20%	)	(0.81% )	(1.03% )	(0.87% )

Supplemental data
Net assets, end of period (in thousands)	$13,595		$12,340		$7,875		$2,597	$6,699	$8,971

Portfolio turnover	44%		96%		126%		76%	87%	45%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

28  COLUMBIA MID CAP GROWTH OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

	Six months
	ended May 31,
	2011		Year ended Nov. 30,
	(Unaudited)		2010		2009	2008	2007	2006
Class I
Per share data
Net asset value, beginning of period	$11.15		$9.03		$5.49	$12.75	$14.73	$14.75

Income from investment operations:
Net investment income (loss)	(0.01)		0.00	(d)	0.01	0.08	(0.03)	0.01
Net realized and unrealized gain (loss) on investments	1.84		2.12		3.53	(5.21)	1.70	(0.02)

Total from investment operations	1.83		2.12		3.54	(5.13)	1.67	(0.01)

Less distributions to shareholders from:
Net realized gains	(0.04)		—		—	(2.13)	(3.65)	(0.01)

Total distributions to shareholders	(0.04)		—		—	(2.13)	(3.65)	(0.01)

Net asset value, end of period	$12.94		$11.15		$9.03	$5.49	$12.75	$14.73

Total return	16.45%		23.48%		64.48%	(48.00% )	14.86%	(0.07% )

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.75%	(b)	0.78%		0.89%	0.71%	0.67%	0.66%

Net expenses after fees waived or expenses reimbursed(c)	0.75%	(b)	0.78%		0.89%	0.71%	0.67%	0.66%

Net investment income (loss)	(0.09%	)(b)	0.01%		0.10%	0.39%	(0.24% )	0.10%

Supplemental data
Net assets, end of period (in thousands)	$133,288		$176,386		$71,139	$53,383	$53,521	$6

Portfolio turnover	44%		96%		126%	76%	87%	45%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA MID CAP GROWTH OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT  29

Financial Highlights (continued)

	Six months		Year ended
	ended May 31,		Nov. 30,
	2011		2010(e)
	(Unaudited)
Class R
Per share data
Net asset value, beginning of period	$10.52		$9.78

Income from investment operations:
Net investment loss	(0.05)		(0.05)
Net realized and unrealized gain on investments	1.73		0.79

Total from investment operations	1.68		0.74

Less distributions to shareholders from:
Net realized gains	(0.04)		—

Total distributions to shareholders	(0.04)		—

Net asset value, end of period	$12.16		$10.52

Total return	16.01%		7.57%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.46%	(b)	1.53%	(b)

Net expenses after fees waived or expenses reimbursed(c)	1.46%	(b)	1.53%	(b)

Net investment loss	(0.79%	)(b)	(0.80%	)(b)

Supplemental data
Net assets, end of period (in thousands)	$80		$67

Portfolio turnover	44%		96%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

30  COLUMBIA MID CAP GROWTH OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

	Six months		Year ended
	ended May 31,		Nov. 30,
	2011		2010(e)
	(Unaudited)
Class R3
Per share data
Net asset value, beginning of period	$10.53		$9.78

Income from investment operations:
Net investment loss	(0.04)		(0.04)
Net realized and unrealized gain on investments	1.74		0.79

Total from investment operations	1.70		0.75

Less distributions to shareholders from:
Net realized gains	(0.04)		—

Total distributions to shareholders	(0.04)		—

Net asset value, end of period	$12.19		$10.53

Total return	16.19%		7.67%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.29%	(b)	1.31%	(b)

Net expenses after fees waived or expenses reimbursed(c)	1.29%	(b)	1.31%	(b)

Net investment loss	(0.63%	)(b)	(0.58%	)(b)

Supplemental data
Net assets, end of period (in thousands)	$31		$27

Portfolio turnover	44%		96%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA MID CAP GROWTH OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT  31

Financial Highlights (continued)

	Six months
	ended May 31,
	2011		Year ended Nov. 30,
	(Unaudited)		2010		2009		2008	2007	2006
Class R4
Per share data
Net asset value, beginning of period	$10.88		$8.84		$5.39		$12.58	$14.61	$14.67

Income from investment operations:
Net investment income (loss)	(0.02)		(0.03)		(0.01)		0.07	(0.03)	—
Net realized and unrealized gain (loss) on investments	1.79		2.07		3.46		(5.13)	1.65	(0.05)

Total from investment operations	1.77		2.04		3.45		(5.06)	1.62	(0.05)

Less distributions to shareholders from:
Net realized gains	(0.04)		—		—		(2.13)	(3.65)	(0.01)

Total distributions to shareholders	(0.04)		—		—		(2.13)	(3.65)	(0.01)

Net asset value, end of period	$12.61		$10.88		$8.84		$5.39	$12.58	$14.61

Total return	16.31%		23.08%		64.01%		(48.11% )	14.56%	(0.34% )

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.05%	(b)	1.10%		1.19%		1.00%	0.94%	0.91%

Net expenses after fees waived or expenses reimbursed(c)	1.05%	(b)	1.10%		1.15%		0.93%	0.92%	0.91%

Net investment income (loss)	(0.38%	)(b)	(0.26%	)	(0.17%	)	0.18%	(0.25% )	(0.07% )

Supplemental data
Net assets, end of period (in thousands)	$6,429		$5,232		$4,055		$2,611	$7,258	$28,735

Portfolio turnover	44%		96%		126%		76%	87%	45%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

32  COLUMBIA MID CAP GROWTH OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

	Six months		Year ended
	ended May 31,		Nov. 30,
	2011		2010(f)
	(Unaudited)
Class Z
Per share data
Net asset value, beginning of period	$11.15		$10.39

Income from investment operations:
Net investment income (loss)	0.00	(d)	(0.01)
Net realized and unrealized gain on investments	1.82		0.77

Total from investment operations	1.82		0.76

Less distributions to shareholders from:
Net realized gains	(0.04)		—

Total distributions to shareholders	(0.04)		—

Net asset value, end of period	$12.93		$11.15

Total return	16.36%		7.31%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.97%	(b)	0.95%	(b)

Net expenses after fees waived or expenses reimbursed(c)	0.95%	(b)	0.94%	(b)

Net investment income (loss)	0.05%	(b)	(0.41%	)(b)

Supplemental data
Net assets, end of period (in thousands)	$1,639		$3

Portfolio turnover	44%		96%

Notes to Financial Highlights

(a)	Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b)	Annualized.
(c)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.
(d)	Rounds to less than $0.01.
(e)	For the period from March 15, 2010 (when shares became available) to November 30, 2010.
(f)	For the period from September 27, 2010 (when shares became available) to November 30, 2010.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA MID CAP GROWTH OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT  33

Notes to Financial Statements
May 31, 2011 (Unaudited)

Note 1. Organization

Columbia Mid Cap Growth Opportunity Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Effective March 7, 2011, the Fund, formerly a series of RiverSource Equity Series, Inc., a Minnesota corporation, was reorganized into a newly formed series of the Trust.

Fund Shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R, Class R3, Class R4 and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are available to qualifying institutional investors.

Class R3 shares are not subject to sales charges; however, the class was closed to new investors effective December 31, 2010.

Class R4 shares are not subject to sales charges; however, the class was closed to new investors effective December 31, 2010.

34  COLUMBIA MID CAP GROWTH OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund’s prospectus.

Note 2. Summary of Significant Accounting Policies

Use of Estimates
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign

COLUMBIA MID CAP GROWTH OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT  35

Notes to Financial Statements (continued)

exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Option contracts are valued daily at the mean of the latest quoted bid and asked prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the NYSE.

The policy adopted by the Board generally contemplates the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Foreign Currency Transactions and Translation
The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

36  COLUMBIA MID CAP GROWTH OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

Derivative Instruments
The Fund invests in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the contract between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Options
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index options, to receive or pay the difference between the index value and the strike price of the index option. The Fund purchased and wrote options to decrease the Fund’s exposure to equity risk and to increase return on investments, and to protect gains. Completion of transactions for options traded in the OTC market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain OTC options trades. Cash collateral held or posted by the Fund for such option trades must be returned to the counterparty or the Fund upon closure, exercise or expiration of the contract.

Option contracts purchased are recorded as investments and options contracts written are recorded as liabilities of the Fund. The Fund will realize a gain or loss when the option transaction expires or is exercised. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When

COLUMBIA MID CAP GROWTH OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT  37

Notes to Financial Statements (continued)

other options are exercised, the proceeds on sales for a written call or purchased put option, or the purchase cost for a written put or purchased call option, is adjusted by the amount of premium received or paid.

The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The Fund’s maximum payout in the case of written put option contracts represents the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under the contract. For OTC options contracts, the transaction is also subject to counterparty credit risk. The maximum payout amount may be offset by the subsequent sale, if any, of assets obtained upon the exercise of the put options by holders of the option contracts or proceeds received upon entering into the contracts.

Contracts and premiums associated with options contracts written for the six months ended May 31, 2011 are as follows:

	Calls
	Contracts	Premiums
Balance November 30, 2010	1,887	$224,992
Expired	(1,887)	(224,992)

Balance May 31, 2011	—	$—

Effects of Derivative Transactions in the Financial Statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund’s operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Fair Values of Derivative Instruments at May 31, 2011
At May 31, 2011, the Fund had no outstanding derivatives.

38  COLUMBIA MID CAP GROWTH OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

Effect of Derivative Instruments in the Statement of Operations for the Six Months Ended May 31, 2011

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Options
Equity contracts	$224,992

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Options
Equity contracts	$(177,817)

Volume of Derivative Instruments for the Six Months Ended May 31, 2011
Contracts
Opened
Options Contracts	—

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition
Corporate actions and dividend income are recorded on the ex-dividend date.

Interest income is recorded on the accrual basis.

Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a specific class of shares are charged to that share class. Expenses directly attributable to the Fund are charged to the Fund.

COLUMBIA MID CAP GROWTH OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT  39

Notes to Financial Statements (continued)

Determination of Class Net Asset Value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes
The Fund may be subject to foreign taxes on income or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, at rates ranging from approximately 10% to 15%. The Fund pays for such foreign taxes on net realized gains at the appropriate rate for each jurisdiction.

Distributions to Shareholders
Distributions from net investment income are declared and paid annually. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

40  COLUMBIA MID CAP GROWTH OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees
Under an Investment Management Services Agreement (IMSA), Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.76% to 0.62% as the Fund’s net assets increase. Prior to April 1, 2011, the management fee was equal to a percentage of the Fund’s average daily net assets that declined from 0.700% to 0.475% as the Fund’s increased. Prior to April 1, 2011, the fee was adjusted upward or downward by a performance incentive adjustment (PIA) determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the Lipper Mid-Cap Growth Funds Index. The maximum adjustment was 0.12% per year. If the performance difference was less than 0.50%, the adjustment was zero. The adjustment decreased the management fee by $256,089 for the six months ended May 31, 2011. The management fee for the six months ended May 31, 2011 was 0.66% of the Fund’s average daily net assets, including the adjustment under the terms of the PIA.

In September 2010, the Board approved a new IMSA that includes an increase to the management fee rate payable to the Investment Manager at all or most asset levels such that the rate declines from 0.76% to 0.62% as the Fund’s net assets increase and an elimination of the PIA. The new IMSA was approved by the Fund’s shareholders at a meeting held on February 15, 2011, and the fee rate change became effective April 1, 2011. Furthermore, effective October 1, 2010, the Investment Manager agreed that for a transitional period of 6 months (which is equal to half of the Fund’s rolling performance fee calculation period), the Fund would compensate the Investment Manager at the lower of: (i) the management fee calculated and capped at the rate calculated under the current IMSA prior to any performance incentive adjustment, or (ii) the fee calculated under the current IMSA including any applicable downward adjustment under the terms of the PIA. The PIA was eliminated as of March 31, 2011.

Administration Fees
Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.06% to 0.03% as the Fund’s net assets increase. The fee for the six months ended May 31, 2011 was 0.06% of

COLUMBIA MID CAP GROWTH OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT  41

Notes to Financial Statements (continued)

the Fund’s average daily net assets. Prior to January 1, 2011, Ameriprise Financial, Inc. served as the Fund Administrator.

Other Fees
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended May 31, 2011, other expenses paid to this company were $1,156.

Compensation of Board Members
Under a Deferred Compensation Plan (the Plan), the board members who are not “interested persons” of the Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees
Under a Transfer Agency Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. Total transfer agent fees for Class R3 and Class R4 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class I shares do not pay transfer agent fees. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses.

42  COLUMBIA MID CAP GROWTH OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

For the six months ended May 31, 2011, the Fund’s transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.21%
Class B	0.22
Class C	0.21
Class R	0.21
Class R3	0.04
Class R4	0.04
Class Z	0.12

Plan Administration Fees
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class R3 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution Fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class R3 shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $1,328,000 and $77,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of January 31, 2011, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $256,139 for Class A, $17,177 for Class B and $782 for Class C for the six months ended May 31, 2011.

COLUMBIA MID CAP GROWTH OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT  43

Notes to Financial Statements (continued)

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates
Effective April 1, 2011, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) through January 31, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	1.28%
Class B	2.03
Class C	2.03
Class I	0.84
Class R	1.53
Class R3	1.39
Class R4	1.14
Class Z	1.03

For the period from February 1, 2011 to April 1, 2011, the Investment Manager and certain of its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian and before giving effect to any performance incentive adjustment, did not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	1.28%
Class B	2.03
Class C	2.03
Class I	0.81
Class R	1.53
Class R3	1.36
Class R4	1.11
Class Z	1.03

Prior to February 1, 2011, the Investment Manager and its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian and before giving effect to any

44  COLUMBIA MID CAP GROWTH OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

performance incentive adjustment, did not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	1.28%
Class B	2.06
Class C	2.04
Class I	0.81
Class R	1.61
Class R3	1.36
Class R4	1.11
Class Z	1.03

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Fund’s Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

At May 31, 2011, the cost of investments for federal income tax purposes was approximately $1,307,180,000 and the approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$202,488,000
Unrealized depreciation	$(45,820,000)

Net unrealized appreciation	$156,668,000

COLUMBIA MID CAP GROWTH OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT  45

Notes to Financial Statements (continued)

The following capital loss carryforward, determined as of November 30, 2010 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2011	$26,407,071
2016	54,181,922
2017	31,438,422

Total	$112,027,415

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carryforward has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carryforward before it expires.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $490,848,043 and $578,506,028, respectively, for the six months ended May 31, 2011.

Note 6. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of

46  COLUMBIA MID CAP GROWTH OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At May 31, 2011, securities valued at $305,905,135 were on loan, secured by U.S. government securities valued at $186,010 and by cash collateral of $310,023,013 partially or fully invested in short-term securities or other cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended May 31, 2011 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Note 7. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use by the Fund and other affiliated Funds. The income earned by the Fund from such investments is included as “Dividends from affiliates” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Shareholder Concentration

At May 31, 2011, the Investment Manager and/or affiliates owned 100% of the Fund’s Class I shares.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for

COLUMBIA MID CAP GROWTH OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT  47

Notes to Financial Statements (continued)

other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $300 million. Pursuant to a March 28, 2011 amendment to the credit facility agreement, the collective borrowing amount will be increased in two stages during the third quarter of 2011 to a final collective borrowing amount of $500 million. Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Prior to March 28, 2011, the credit facility agreement, which was a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permitted collective borrowings up to $300 million. The borrowers had the right, upon written notice to the Administrative Agent, to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility could at no time exceed $500 million. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum. The Fund had no borrowings during the six months ended May 31, 2011.

Note 10. Fund Merger

At the close of business on March 26, 2010, Columbia Mid Cap Growth Opportunity Fund acquired the assets and assumed the identified liabilities of RiverSource Partners Aggressive Growth Fund. The reorganization was completed after shareholders approved the plan on March 10, 2010. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of Columbia Mid Cap Growth Opportunity Fund immediately before the acquisition were $774,281,696 and the combined net assets immediately after the acquisition were $1,134,026,915.

The merger was accomplished by a tax-free exchange of 44,444,521 shares of RiverSource Partners Aggressive Growth Fund valued at $359,745,219.

48  COLUMBIA MID CAP GROWTH OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

In exchange for RiverSource Partners Aggressive Growth Fund shares, Columbia Mid Cap Growth Opportunity Fund issued the following number of shares:

Shares
Class A	24,549,709
Class B	3,151,835
Class C	239,408
Class I	8,715,860
Class R	10,887
Class R3	2,765
Class R4	8,289
Class R5	454

For financial reporting purposes, net assets received and shares issued by Columbia Mid Cap Growth Opportunity Fund were recorded at fair value; however, RiverSource Partners Aggressive Growth Fund’s cost of investments was carried forward to align ongoing reporting of Columbia Mid Cap Growth Opportunity Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The components of RiverSource Partners Aggressive Growth Fund’s net assets after adjustments for any permanent book-to-tax differences at the merger date were as follows:

Total net assets	$359,745,219
Capital stock	469,039,703
Excess of distributions over net investment income	(6,451)
Accumulated net realized loss	(138,264,206)
Unrealized appreciation	28,976,173

The financial statements reflect the operations of Columbia Mid Cap Growth Opportunity Fund for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of RiverSource Partners Aggressive Growth Fund that have been included in the combined Fund’s Statement of Operations since the merger was completed.

Assuming the merger had been completed on Dec. 1, 2009, Columbia Mid Cap Growth Opportunity Fund’s pro-forma net investment loss, net gain on investments, and net increase in net assets from operations for the year ended November 30, 2010 would have been $4.3 million, $125.1 million and $224.6 million, respectively.

COLUMBIA MID CAP GROWTH OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT  49

Notes to Financial Statements (continued)

Note 11. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 12. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia or RiverSource) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs’ opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011.

50  COLUMBIA MID CAP GROWTH OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

COLUMBIA MID CAP GROWTH OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT  51

Proxy Voting

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.

52  COLUMBIA MID CAP GROWTH OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT

Results of Meeting of Shareholders

Columbia Mid Cap Growth Opportunity Fund

Special Meeting of Shareholders held on February 15, 2011
(Unaudited)

A brief description of the proposals voted upon at the meeting and the votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each proposal are set forth below. A vote is based on total dollar interest in the Fund.

Proposal 1.  To elect directors to the Board.

		Dollars	Dollars		Broker
		Voted “For”	Voted “Withhold”	Abstentions	Non-Votes
01.	Kathleen Blatz	854,660,689.531	35,697,460.036	0.000	0.000
02.	Edward J. Boudreau, Jr.	854,484,373.766	35,873,775.800	0.000	0.000
03.	Pamela G. Carlton	855,062,314.343	35,295,835.224	0.000	0.000
04.	William P. Carmichael	854,105,326.501	36,252,823.065	0.000	0.000
05.	Patricia M. Flynn	855,451,103.844	34,907,045.723	0.000	0.000
06.	William A. Hawkins	854,433,939.121	35,924,210.445	0.000	0.000
07.	R. Glenn Hilliard	854,342,840.099	36,015,309.468	0.000	0.000
08.	Stephen R. Lewis, Jr.	855,110,755.691	35,247,393.876	0.000	0.000
09.	John F. Maher	854,817,637.173	35,540,512.393	0.000	0.000
10.	John J. Nagorniak	854,530,827.785	35,827,321.782	0.000	0.000
11.	Catherine James Paglia	854,487,645.973	35,870,503.593	0.000	0.000
12.	Leroy C. Richie	855,456,127.855	34,902,021.711	0.000	0.000
13.	Anthony M. Santomero	854,796,295.236	35,561,854.330	0.000	0.000
14.	Minor M. Shaw	854,462,926.025	35,895,223.541	0.000	0.000
15.	Alison Taunton-Rigby	855,199,548.685	35,158,600.882	0.000	0.000
16.	William F. Truscott	855,795,573.453	34,562,576.113	0.000	0.000

Proposal 2.  To approve a proposed amendment to the Articles of Incorporation.

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
835,478,052.228	27,206,944.436	27,673,118.913	33.990

Proposal 3.  To approve a proposed Agreement and Plan of Redomiciling.

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
729,526.041.501	28,770,832.483	34,816,229.852	97,245.045.730

Proposal 4.  To approve a proposed Investment Management Services Agreement with Columbia Management Investment Advisers, LLC.

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
728,829,246.855	32,772,554.222	31,511,325.419	97,245,023.070

COLUMBIA MID CAP GROWTH OPPORTUNITY FUND — 2011 SEMIANNUAL REPORT  53

Columbia Mid Cap Growth Opportunity Fund
P.O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This report must be accompanied or preceded by the Fund’s current prospectus. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA and managed by Columbia Management Investment Advisers, LLC.
©2011 Columbia Management Investment Advisers, LLC. All rights reserved.	S-6435 AD (8/11)

Item 2. Code of Ethics. Not applicable for semi-annual reports.
Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.
Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.
Item 5. Audit Committee of Listed Registrants. Not applicable.
Item 6. Investments.
(a)	The registrant’s “Schedule 1 — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There were no material changes to the procedure by which shareholders may recommend nominees to the registrant’s board of directors.
Item 11. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b) There was no change in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.
(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semi annual reports.
(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.
(a)(3) Not applicable.
(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Columbia Funds Series Trust II
By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date July 22, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date July 22, 2011

By	/s/ Michael G. Clarke
Michael G. Clarke
Treasurer and Principal Financial Officer

Date July 22, 2011